  <REDLINE>
      As Filed With The Securities And Exchange Commission on
  October 25, 1995.

                                  FILE NOS. 33-46283 and 811-6601

                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     (X)

  Pre-Effective Amendment No.                                 ( )

  Post-Effective Amendment No.    5                           (X)

                               and/or

  REGISTRATION  STATEMENT  UNDER THE  INVESTMENT  COMPANY  ACT OF
  1940                                                        (X)

  Amendment No.     6                                         (X)


                      CAPPIELLO-RUSHMORE TRUST
         (Exact Name of Registrant as Specified in Charter)

          4922 Fairmont Avenue, Bethesda, Maryland  20814
         (Address of Principal Executive Office) (Zip Code)

                           (301) 657-1500
        (Registrant's Telephone Number, Including Area Code)

                         Timothy N. Coakley
                        4922 Fairmont Avenue
                     Bethesda, Maryland  20814
         (Name and Address of Agent for Service of Process)

                             Copies to:
                       James Bernstein, Esq.
                 Jorden Burt Berenson & Johnson LLP
                 1025 Thomas Jefferson Street, N.W.
                           Suite 400 East
                      Washington, D.C.  20007

  It is proposed that this filing will become effective (check appropriate box):

          X    immediately upon filing pursuant  to paragraph (b)
               of rule 485.
               on          pursuant to paragraph (b) of rule 485.

               60 days after filing pursuant  to paragraph (a)(1)
               of rule 485.
               on            pursuant to paragraph (a)(1) of rule
               485.
               75 days after filing pursuant to  paragraph (a)(2)
               of rule 485.
               on           pursuant to paragraph (a)(2)  of rule
               485.

  If appropriate, check the following box:

  The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1995 was filed on August 30, 1995.

                                        TOTAL NUMBER OF PAGES____

  <\REDLINE>

  <REDLINE>


                      CAPPIELLO-RUSHMORE TRUST

                REGISTRATION STATEMENT ON FORM N-1A

                       Cross Reference Sheet
                      Required By Rule 495(a)
                  Under The Securities Act of 1933





     N-1A                                  Location in
   Item No.                                Registration Statement



                  Part A: Information Required in Prospectus


    1.    Cover Page . . . . . . . . . .   Outside Front Cover Page of
                                           Prospectus

    2.    Synopsis . . . . . . . . . . .   Fee Table

    3.    Condensed Financial Information  Financial Highlights;
                                           Performance Data
    4.    General Description of           Organization of the Trust;
          Registrant . . . . . . . . . .   Investment Objectives:
                                           Investment Policies

    5.    Management of the Fund . . . .   Management of the Trust
    5A.   Management's Discussion of Fund  Management's Discussion of Fund
          Performance  . . . . . . . . .   Performance

    6.    Capital Stock and Other          Organization of Trust; Taxes;
          Securities . . . . . . . . . .   Dividends and Distributions

    7.    Purchase of Securities Being     How to Invest in the Fund;
          Offered  . . . . . . . . . . .   Exchanges; Net Asset Value
    8.    Redemption or Repurchase . . .   How to Redeem an Investment
                                           (Withdrawals); Exchanges

    9.    Legal Proceedings  . . . . . .   Not Applicable

                       Part B: Information Required in
                     Statement of Additional Information


   10.    Cover Page . . . . . . . . . .   Outside Front Cover Page of
                                           Statement of Additional
                                           Information
   11.    Table of Contents  . . . . . .   Table of Contents

   12.    General Information and History  Not Applicable

   13.    Investment Objectives and        Investment Objectives and
          Policies . . . . . . . . . . .   Policies
   14.    Management of the Registrant .   Management of the Trust

   15.    Control Persons and Principal    Principal Holders of Securities
          Holders of Securities  . . . .
   16.    Investment Advisory and Other    Investment Advisory and Other
          Services . . . . . . . . . . .   Services

   17.    Brokerage Allocation . . . . .   Investment Objectives and
                                           Policies

   18.    Capital Stock and Other          Not Applicable
          Securities . . . . . . . . . .
   19.    Purchase, Redemption and         Redemptions; Tax-Deferred
          Pricing of Securities Being      Retirement Plans; Net Asset
          Offered  . . . . . . . . . . .   Value

   20.    Tax Status . . . . . . . . . .   Taxes
   21.    Underwriters . . . . . . . . .   Not Applicable

   22.    Calculations of Performance      Calculation of Return
          Data . . . . . . . . . . . . .   Quotations

   23.    Financial Statements . . . . .   Financial Statements

                          Part C:  Other Information


   24.    Financial Statements and         Financial Statements and
          Exhibits . . . . . . . . . . .   Exhibits
   25.    Persons Controlled by or Under   Persons Controlled by or Under
          Common Control . . . . . . . .   Common Control

   26.    Number of Holders of Securities  Number of Holders of Securities

   27.    Indemnification  . . . . . . .   Indemnification
   28.    Business and Other Connections   Business and Other Connections
          of Investment Adviser  . . . .   of Investment Adviser

   29.    Principal Underwriters . . . .   Principal Underwriters

   30.    Location of Accounts and         Location of Accounts and
          Records  . . . . . . . . . . .   Records
   31.    Management Services  . . . . .   Management Services

   32.    Undertakings . . . . . . . . .   Undertakings

   33.    Signatures . . . . . . . . . .   Signatures

  <\REDLINE>

  <REDLINE>

                               PART A

  <\REDLINE>

                      CAPPIELLO-RUSHMORE TRUST
                        UTILITY INCOME FUND
                            GROWTH FUND
                        EMERGING GROWTH FUND
  <REDLINE>

          4922 Fairmont Avenue, Bethesda, Maryland  20814
                  (800) 343-3355   (301) 657-1500


  The Cappiello-Rushmore Trust (the "Trust") is a no-load, open-end, non-diversified management investment company consisting of four separate funds: the Utility Income Fund, the Growth Fund, the Emerging Growth Fund, and the Gold Fund. This Prospectus sets forth concisely the information you should know about the Trust and the Utility Income Fund, the Growth Fund, and the Emerging Growth Fund (the "Funds"). Each Fund has its own investment objectives and policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares.

  The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.

                       ADDITIONAL INFORMATION

  Investors should read this Prospectus and retain it for future reference. This Prospectus is designed to set forth concisely the information an investor should know before investing in the Funds. A Statement of Additional Information dated October __, 1995 containing additional information about the Funds has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the statement may be obtained, without charge, by writing or telephoning the Trust.

  The date of this Prospectus is October __, 1995.

  <REDLINE>



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR

  ADEQUACY  OF  THIS  PROSPECTUS.    ANY  REPRESENTATION  TO  THE
  CONTRARY IS A CRIMINAL OFFENSE.

                             FEE TABLE
  <REDLINE>

  The following table illustrates all expenses and fees that a shareholder of the Trust will incur:

                                                           Emerging   Utility
                                                 Growth     Growth     Income


   SHAREHOLDER TRANSACTION EXPENSES

   Sales Load Imposed on Purchases                None       None       None
   Sales Load Imposed on Reinvested Dividends     None       None       None
   Deferred Sales Load                            None       None       None
   Redemption Fees                                None       None       None
   Exchange Fees                                  None       None       None
   Monthly Account Fee (accounts under $500)     $5.00      $5.00      $5.00

   </REDLINE>

   ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets)


   Management Fees                                .50%       .50%       .35%
   12b-1 Fees                                     None       None       None
   Other Expenses                                1.00%      1.00%       .70%
      TOTAL Fund Operating Expenses              1.50%      1.50%      1.05%



  EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The same level of expenses would be incurred if the investment were held throughout the period indicated.















                               1 year    3 years   5 years    10 years

       Growth Fund              $15        $48        $82       $179
       Emerging Growth Fund      15         48         82        179
       Utility Income Fund       11         34         58        128

  <REDLINE>

  The purpose of this table is to assist the investor in understanding the various expenses that an investor will bear directly or indirectly. The five percent assumed annual return is for comparison purposes only. As noted above, the Trust charges no redemption fees. The actual annual return may be more or less depending on market conditions. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For more complete information about the various costs and expenses, see "Management of the Trust" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information.

  <\REDLINE>

                              Cappiello-Rushmore Trust
                                Financial Highlights
                                       Audited
  <REDLINE>

                                                      Utility Income Fund

                                                  For the Year Ended June 30,
                                                     1995       1994     1993*

   Per Share Operating Performance:

     Net Asset Value - Beginning of Year . . .   $   8.39  $   10.82 $   10.00
     Net Investment Income (Loss)  . . . . . .      0.555      0.527     0.255
     Net Realized and Unrealized Gains
       (Losses) on Securities  . . . . . . . .      0.846    (2.421)     0.820
     Net Increase (Decrease) in Net Asset
       Value Resulting from Operations . . . .      1.401    (1.894)     1.075
     Dividends to Shareholders . . . . . . . .    (0.551)    (0.525)   (0.255)
     Distributions to Shareholders from
       Net Realized Capital Gains  . . . . . .      0.000    (0.011)     0.000

     Net Increase (Decrease) in Net Asset Value      0.85     (2.43)      0.82


     Net Asset Value - End of Year . . . . . .   $   9.24  $    8.39 $   10.82

   Total Investment Return . . . . . . . . . .     16.62%  (18.18)%      9.98%


   Ratios to Average Net Assets:
     Expenses  . . . . . . . . . . . . . . . .      1.05%      1.05%     1.05%
     Net Investment Income (Loss)  . . . . . .      6.26%      5.21%     3.31%


   Supplementary Data:
     Portfolio Turnover Rate . . . . . . . . .    147.04%     26.13%    15.93%
     Number of Shares Outstanding at
       End of Year (000s omitted)  . . . . . .      1,855      1,086       778

  * Commencement of Operations October 6, 1992.

  The   auditors'  report  is  incorporated   by  reference  in  the  registration
  statement.  The auditors' report  and further information about  the performance of the  Trust are contained in  the annual  report to shareholders which  may be obtained without charge by calling or writing the Trust.

  <\REDLINE>

                              Cappiello-Rushmore Trust
                                Financial Highlights
                                       Audited
                                     (Continued)
  <REDLINE>

                                                            Growth Fund

                                                    For the Year Ended June 30,
                                                       1995       1994      1993*

   Per Share Operating Performance:

     Net Asset Value - Beginning of Year . . .   $    11.05  $   10.63  $   10.00
     Net Investment Income (Loss)  . . . . . .        0.014    (0.021)      0.012
     Net Realized and Unrealized Gains
       (Losses) on Securities  . . . . . . . .        3.593      0.444      0.620
     Net Increase (Decrease) in Net Asset
       Value Resulting from Operations . . . .        3.607      0.423      0.632
     Dividends to Shareholders . . . . . . . .      (0.017)    (0.003)    (0.002)
     Distributions to Shareholders from
       Net Realized Capital Gains  . . . . . .        0.000      0.000      0.000

     Net Increase (Decrease) in Net Asset Value        3.59       0.42       0.63


     Net Asset Value - End of Year . . . . . .   $    14.64  $   11.05  $   10.63

   Total Investment Return . . . . . . . . . .       32.65%      3.99%      6.34%


   Ratios to Average Net Assets:
     Expenses  . . . . . . . . . . . . . . . .        1.50%      1.50%      1.50%
     Net Investment Income (Loss)  . . . . . .        0.12%    (0.18)%      0.17%


   Supplementary Data:
     Portfolio Turnover Rate . . . . . . . . .       70.89%    119.03%     21.13%
     Number of Shares Outstanding at
       End of Year (000s omitted)  . . . . . .        1,321        904        298

  * Commencement of Operations October 6, 1992.

  The  auditors'  report  is  incorporated   by  reference  in  the   registration
  statement.  The auditors' report  and further information about  the performance of the Trust  are contained  in the annual report  to shareholders which  may be obtained without charge by calling or writing the Trust.

  <\REDLINE>

                              Cappiello-Rushmore Trust
                                Financial Highlights
                                       Audited
                                     (Continued)
  <REDLINE>

                                                       Emerging Growth Fund

                                                   For the Year Ended June 30,

                                                       1995       1994     1993*
   Per Share Operating Performance:
     Net Asset Value - Beginning of Year . . .    $   10.41  $   11.32  $  10.00
     Net Investment Income (Loss)  . . . . . .      (0.075)    (0.104)   (0.050)
     Net Realized and Unrealized Gains
       (Losses) on Securities  . . . . . . . .        4.625    (0.686)     1.377
     Net Increase (Decrease) in Net Asset
       Value Resulting from Operations . . . .        4.550    (0.790)     1.327
     Dividends to Shareholders . . . . . . . .        0.000      0.000     0.000
     Distributions to Shareholders from
       Net Realized Capital Gains  . . . . . .        0.000    (0.120)   (0.007)


     Net Increase (Decrease) in Net Asset Value        4.55     (0.91)      1.32


     Net Asset Value - End of Year . . . . . .    $   14.96  $   10.41  $  11.32

   Total Investment Return . . . . . . . . . .       43.71%    (7.31)%    13.35%


   Ratios to Average Net Assets:
       Expenses  . . . . . . . . . . . . . . .        1.50%      1.50%     1.50%
       Net Investment Loss . . . . . . . . . .      (0.61)%    (0.85)%   (0.63)%

   Supplementary Data:
     Portfolio Turnover Rate . . . . . . . . .       96.11%    128.13%    67.90%
     Number of Shares Outstanding at
       End of Year (000s omitted)  . . . . . .        2,447      1,742       420


  * Commencement of operations October 6, 1992.

  The   auditors'  report  is  incorporated   by  reference  in  the  registration
  statement.  The auditors' report  and further information about  the performance of the  Trust are  contained in the annual  report to shareholders  which may be obtained without charge by calling or writing the Trust.

  <\REDLINE>

  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  <REDLINE>

  Cappiello-Rushmore Emerging Growth Fund

  The Emerging Growth Fund enjoyed a superior year with a total return of more than 43%. The Fund surpassed the unmanaged Standard & Poor's 500 Stock Index ("S&P 500 Index") and substantially outperformed the average growth fund which was up 16.9% (Money Magazine's "Money Rankings," August 1995). In fact, according to Money Magazine's "Fund Rankings," the Cappiello-Rushmore Emerging Growth Fund was the 14th best performing growth fund in the U.S. for the six-months ended June 30, 1995.

  Technology stocks led the market to new highs in the first half of 1995, fueled by demand for personal computers, strong growth for wireless communications, and the resulting increased utilization of semi-conductors in homes and businesses. During this period, slightly less than half of the Fund's portfolio was invested in technology stocks (computer software, communications products, and semi-conductors). The majority of the Fund's holdings consisted of a diversified industrial list of small cap companies in sectors such as financial, healthcare services, retail and transportation.

  Cappiello-Rushmore Growth Fund

  The Growth Fund's investment objective emphasizes larger capitalization companies, and results last year were more than satisfactory. For the year ended June 30, 1995, the Cappiello-Rushmore Growth Fund was up more than 32%, well above the S&P 500 Index and above the average growth fund performance of 16.9% (Money Magazine's "Money Rankings," August 1995). Our focus included technology stocks, such as
  Motorola and Sun Microsystems, with the majority of the portfolio diversified among a wider range of sectors, from financial (American Express), telecommunications (AT&T), and aerospace (Boeing), to consumer products and services including companies such as Coca-Cola, WR Grace and KLM Royal Dutch Airlines.

  Cappiello-Rushmore Utility Income Fund

  The Utility Income Fund portfolio is concentrated in electric utilities with greater-than-average dividend yields in order to maximize shareholder income. We are pleased to report the Fund's total return (income plus appreciation) was up more than 16% for the year ended June 30, 1995. Even so, when compared historically to the overall equity and bond markets, utility stocks seem undervalued.

  There are several positive factors for utility investors: a stable and declining interest rate trend; signs that the transition to greater utility competition, especially retail wheeling of electricity, is likely to take a number of years to affect the industry; and, the successful cost reduction efforts by many utilities, thus improving profits.

  Finally, forthcoming competition in the utility industry has prompted utility management to prepare for a more competitive future. In this environment, consolidation appears inevitable, leading to significant savings. The recent announcement by PECO Energy to purchase nearby PP&L Resources, Inc. in a $3.8 billion takeover is indicative of this forthcoming takeover trend, usually with a significant premium paid to the acquired company's shareholders.

  To date,  the major  economic event  of 1995  has been  visible signs of a slowdown in the economy, adding fuel to the argument that further interest rate increases are unlikely. This helped propel the stock market averages to new highs week after week with market leadership dominated by the blue chip issues. The S&P 500 Index ran well ahead of the other indices. Overall, this year has been an ideal environment for stocks: a slowing, but still vigorous economy, accompanied by falling interest rates, relatively low inflation, rising corporate earnings, and a continuous demand for equities.

  Looking ahead, there is continuing debate regarding whether the market is undervalued or overvalued in terms of price-earnings ratios, price-to-book value, and dividend yield. The current historically low dividend yield may be cause for concern, but we believe that dividends lag earnings. The
  "steady" growth stocks should continue to expand their dividends and, more importantly, most cyclical industries have the capacity to raise their dividend pay-outs, significantly. We are disturbed by the pricing mania exemplified by recent initial public offerings. Nevertheless, the economic and financial fundamentals continue to be positive. Our research and observations of companies reinforces our view of a resurgent corporate America. Profits and profit margins have improved dramatically -- the pay-off of the investment in new plant and equipment over the past several years.

  Accordingly, one of the keys to successful investing in the months ahead will be the selection of individual stocks that will maintain their profit momentum, as opposed to agonizing over the direction of the overall market. So far, many of the earnings gains of the non-technology stocks have been the result of cost cutting measures, as opposed to gains in market share. In the months ahead, the possibility exists that rising material costs will eventually pressure margins, resulting in an increase in finished goods prices. This ever-present inflationary threat will be the subject of much concern as we enter the Fall of 1995.

  The  sentiment   factor   in  the   market  is   "encouragingly
  pessimistic" and almost bearish on the part of investment professionals. The majority believe the market is overpriced. Yet, month after month the market continues to move forward. Both the domestic economy and the stock market should continue their trends -- although at a more moderate pace and with a possible price correction along the way. The pessimistic sentiment coupled with a moderating trend in the economy is positive for stocks in the months ahead.

  <\REDLINE>

  <REDLINE>

  [Graph appears here showing the comparison of change in the value of a $10,000 investment in each of the Funds made on October 6, 1992 between the Funds and the Standard & Poor's
  500 Stock Index]



                      Cappiello-Rushmore Trust
                      Total Return Comparison


                             Emerging     Utility
                 Growth       Growth      Income
                  Fund         Fund        Fund       S&P 500

      10/6/92    $10,000     $10,000      $10,000     $10,000
      6/30/93    $10,634     $11,335      $10,998     $11,297

      6/30/94    $11,058     $10,506       $8,999     $11,456

      6/30/95    $14,668     $15,098      $10,495     $14,443

  <\REDLINE>

     Past Performance is not predictive of future performance.

  <REDLINE>

                      Cappiello-Rushmore Trust
                    Average Annual Total Return
                     Period Ended June 30, 1995

                                                 Since Inception
                                     One Year        10/6/92
   Cappiello-Rushmore Utility
     Income Fund                      16.62%          1.78%
   Cappiello-Rushmore Growth Fund     32.65%         15.04%
   Cappiello-Rushmore Emerging
     Growth Fund                      43.71%         16.40%

  <\REDLINE>

  INVESTMENT OBJECTIVES

  The Trust is a no-load, open-end non-diversified management company. The Trust consists of four Funds, each with a different investment objective. This Prospectus sets forth the investment objectives of the Growth Fund, the Emerging Growth Fund, and the Utility Income Fund.

  <\REDLINE>

    - The Growth Fund has an investment objective of capital appreciation through investment in a professionally managed portfolio of common stocks, convertible securities, and warrants to purchase common stock. Any income received on equity investments will not be significant to the Growth Fund's objective of capital appreciation.

    - The Emerging Growth Fund has an investment objective of capital appreciation through investment in a professionally managed portfolio consisting primarily of common stocks, securities convertible into common stocks, and warrants to purchase common stock of companies having a market capitalization of approximately $750,000,000 or less and with investment characteristics such as participation in expanding markets, increasing return on investment, increasing unit sales volume, and growth in revenues and earnings per share superior to that of the average of common stocks comprising indices such as the S&P 500 Index ("emerging growth companies"). Generally, the minimum capitalization of companies in which the Fund will invest will be $100,000,000, although the Fund may invest in companies with less than

    $100,000,000 in capitalization where the investment adviser believes an investment in a smaller company presents an attractive opportunity. At least 65% of the Fund's total assets will be invested in such emerging growth companies.

    Up to 25% of the Fund's assets may be invested in equity securities of larger-capitalized companies. Also, up to 35% of the Fund's assets may be invested in investment grade corporate-debt securities and preferred stocks. These may or may not be securities of emerging growth companies.

    Should any individual bond held by the Fund fall below a rating of BBB by Standard & Poor's or Baa by Moody's, the investment adviser will dispose of such bond as soon as reasonably practicable in light of then existing market and tax considerations.

    - The Utility Income Fund has an investment objective of providing current income with an opportunity for capital appreciation. The Utility Income Fund intends to concentrate in the public utility industry. Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of public utility companies. The Utility Income Fund will have substantial investment in the gas and electric public utilities industries which have certain characteristics and risks of which investors should be aware. Such characteristics include: the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases; the difficulty of financing large construction programs during inflationary periods; restrictions on operations and increased costs and delays attributable to environmental considerations; difficulties of the capital markets in absorbing utility debt and equity securities; difficulties in obtaining fuel for electric generation at reasonable prices; difficulty in obtaining natural gas for resale; risks associated with construction and operation of nuclear power plants and general effects of energy conservation.

  There is no assurance that any Fund will achieve its stated objective.

  These objectives are fundamental and cannot be changed without the approval of a majority of a Fund's shareholders.

  INVESTMENT POLICIES

  <REDLINE>

  The Funds invest primarily in common stocks. The Growth Fund and Emerging Growth Fund will invest in securities which the investment adviser believes offer favorable prospects for capital growth. Current income will not be a significant consideration. The Utility Income Fund will invest in securities of companies engaged in the public utilities industry that in the opinion of the investment adviser offer above average potential for growth in earnings and dividends. "Public Utility Industry" includes the manufacture, production, generation, transmission and sale of natural gas, electricity or water. The term also includes issuers engaged in the communications field including entities such as telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public benefit, but not those in public broadcasting. Although each Fund intends to invest primarily in common stocks, they may also invest in securities convertible into common stocks (including corporate notes, bonds and preferred stocks) when, in the opinion of the investment adviser, such convertible securities may be purchased at prices favorable relative to the common stock itself. The Funds may also enter into repurchase agreements and may lend portfolio securities.

  Public utility companies generally carry a higher level of debt than companies in other industries. As a result, interest expense is a significant factor in determining the profitability of such companies, resulting in the prices of their securities being more sensitive to changes in interest rates than to other economic factors. In addition, because these companies operate as government sponsored monopolies, their earnings are relatively stable, although they are also impacted by the general level of economic activity in their service areas. For these reasons, public utility company securities tend to be less volatile than other securities and may offer less potential for capital appreciation than other companies, at least in the short term.

  The investment adviser believes that the characteristics of convertible securities make them suitable investments for an investment company seeking capital appreciation. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature.

  In selecting convertible securities for the Funds, the following factors will be considered by the investment adviser: (1) the investment adviser's own evaluation of the basic underlying value of the assets and business of the issuers of the securities; (2) the interest or dividend income generated by the securities; (3) the potential for capital appreciation of the securities and the underlying common stocks; (4) the prices of the securities relative to the underlying common stocks; (5) whether the securities are entitled to the benefits of sinking funds or other protective conditions; (6) the existence of any anti-dilution protections of the security; (7) the diversification of the Fund's portfolio as to issuers; and (8) a rating of BBB or higher by Standard & Poor's or Baa by Moody's.

  The  Funds may  from  time  to  time  for  temporary  defensive purposes invest in high grade, short-term corporate debt instruments, short-term U.S. Treasury or agency securities or money market investment companies. Such investment will be made when, in the opinion of the investment adviser, the outlook for the equity market is unfavorable and/or suitable equity securities are not available, or to provide short-term liquidity.

  <\REDLINE>

  All policies of the Funds not specified as fundamental are not fundamental and may be changed by the Board of Trustees without shareholder approval.

  IMPLEMENTATION OF POLICIES

  Each of  the Funds utilizes  a number  of investment  practices
  and  techniques  in   an  effort  to  achieve   its  investment
  objective.

  Foreign Securities

  <REDLINE>

  Each of the Funds may invest up to 20% of its total assets in securities of foreign issuers which are traded on a recognized U.S. securities exchange or in dollar denominated American Depository Receipts ("ADRs"). Investment in foreign securities involves certain risks including those resulting from fluctuations in foreign exchange rates (although the Funds will only purchase dollar denominated securities and will not be required to make foreign currency translations in valuing the securities holdings), future political and economic developments or other foreign governmental laws or restrictions and reduced availability of public information concerning issuers, and the lack of comparability of regulatory practices and requirements applicable to domestic issuers. In addition, securities of some foreign issuers may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

  <\REDLINE>

  Option Transactions

  <REDLINE>

  The Growth Fund and the Utility Income Fund may write (sell) covered call options and secured put options on optionable securities from time to time on such portion of its portfolio, without limit, as the investment adviser determines is appropriate in seeking to achieve the Fund's investment objective. The Emerging Growth Fund will not engage in option transactions. By writing a call option, the Funds become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By writing a put option the Funds may become obligated during the term of the option to purchase the securities underlying the option at the Fund price. A covered call option is one in which the Fund owns the underlying securities. The Funds will be considered secured in respect to put options they write if they maintain on deposit with their custodian bank in a segregated account, liquid high quality debt securities having a value equal to the exercise value of the option.

  <\REDLINE>

  During the period of a covered call option, the Fund (as writer) has the opportunity for capital appreciation above the exercise price of such option should the market price of the underlying security increase, but it retains the risk of loss should the price of the underlying security decline. As the writer of a covered put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

  Repurchase Agreements

  <REDLINE>

  Each Fund  may invest in  repurchase agreements.  A  repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer) agrees to repurchase it on a specified date in the future at an agreed upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. In the opinion of the investment adviser, the risk is minimal because the security purchased constitutes security for the repurchase obligation, and repurchase agreements can be considered as loans collateralized by the security purchased. However, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Trust's investment adviser has established procedures to evaluate the credit-worthiness of the other parties to repurchase agreements.

  <\REDLINE>

  No Fund will invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

  Lending Portfolio Securities

  Each of the Funds may lend its investment securities to qualified institutional investors for the purpose of realizing additional income. Loans of securities by a Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. government or its agencies. The collateral will equal at least 102% of the current market value, marked to market daily.

  Short Sales

  <REDLINE>

  The Funds may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost
  ("selling short against the box").

  <\REDLINE>

  The Fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

  Borrowing Money

  Each Fund may borrow money from a bank but only for temporary or emergency purposes up to a limit of 5% of its total assets.
  A Fund would borrow money only to meet redemption requests prior to the settlement of securities already sold.

  Portfolio Turnover

  <REDLINE>

  Although each of the Funds generally seeks to invest for the long term, they retain the right to sell securities regardless of how long they have been held. The investment adviser expects the portfolio turnover of each of the Funds will not exceed 75%.

  <\REDLINE>

  INVESTMENT RISKS

  As mutual funds investing primarily in common stocks, the Funds are subject to market risk -- i.e., the possibility that stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

  Growth stocks, which are the Growth Fund's primary investment, are likely to be even more volatile than the stock market as a whole. Among the reasons for this volatility is small or negligible dividends generally paid by such companies and the greater business uncertainty associated with rapidly growing firms. In addition to their potentially greater volatility, growth stocks may fluctuate independently of the broad stock market. As a result, investors in the Growth Fund may experience greater price fluctuations in their investment than experienced by the stock market in general and such fluctuations may be independent of movements in the broad stock market.

  Certain securities which may be held by the Emerging Growth Fund may be closely held with only a small proportion of their outstanding securities owned by the general public. Such securities may have limited trading markets and may be subject to wide price fluctuations. The Fund may invest in companies that have relatively small revenues, low market share or a limited market for their products or services. In addition, they may lack depth of management talent. As a result of these and other factors, such emerging growth companies could suffer substantial losses which could cause the net asset value of the Fund to fluctuate significantly. Consequently, the Emerging Growth Fund should not be considered by investors where safety of capital is a major concern, or where such investors are unable or unwilling to assume the risk of loss.

  The Utility Income Fund invests in the securities of companies that have certain unique characteristics of which potential investors should be aware. These characteristics may include: potentially hostile regulatory commissions which may create difficulty in obtaining adequate returns on invested capital; difficulty or high cost of obtaining financing for construction programs during inflationary periods; increased costs, delays and restrictions on operations due to environmental regulations; risks associated with the contraction and operation of nuclear power plants, and the effects of energy conservation.

  Each Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. However, each Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which requires that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets (a diversified investment company would be so limited with respect to 75% of such market value) be invested in cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of Fund's total assets and 10% of the outstanding voting securities of any one issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Because a relatively high percentage of a Fund's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, a Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

  MANAGEMENT OF THE TRUST

  Investment Adviser

  <REDLINE>

  The Trust receives investment advisory services from McCullough, Andrews & Cappiello, Inc. ("MAC"), whose principal location is 101 California Street, Suite 4250, San Francisco, California 94111 and who has an office at Greenspring Station, Suite 250, 10751 Falls Road, Lutherville, Maryland 21093. Pursuant to the investment advisory contract between the Trust and MAC, the Growth Fund and the Emerging Growth Fund pay MAC an investment advisory fee at an annual rate of 0.50% of the net assets of each Fund. The Utility Income Fund pays MAC at an annual rate of 0.35% of the net assets of the Fund. MAC manages the investment and reinvestment of the assets of each Fund in accordance with its investment objective, policies and limitations, subject to the general supervision and control of the Trust's officers and Board of Trustees. MAC bears all costs associated with providing these services. The three principals of MAC collectively provide portfolio management.

  MAC is owned by its three principals: Robert F. McCullough, C.P.A., David H. Andrews, C.F.A. and Frank A. Cappiello. In addition to providing investment advisory services to the Trust, MAC manages investment portfolios for employee retirement plans, charitable foundations, endowments, taxable corporations and individuals.

  Robert F. McCullough, C.P.A., is Chairman of MAC. He is a graduate of Santa Clara University and has been a Certified Public Accountant with a major public accounting firm, principal of a stock brokerage firm and portfolio manager for one of the Franklin Funds. He is past President of the Board of Regents of Santa Clara University and is also a past President of the University's Alumni Association. He has served as a board member and officer of numerous charitable institutions. He is a member of the American Institute of C.P.A.s and the California Society of C.P.A.s.

  <\REDLINE>

  David H. Andrews, C.F.A., is Vice Chairman of MAC. He has been a research analyst at investment institutions, head of regional research for a major stock brokerage firm and portfolio manager for a mutual fund. He is a Chartered Financial Analyst (C.F.A.) and past President of the Security Analysts of San Francisco. He is a graduate of Harvard University and Stanford University's Graduate School of Business.

  Frank A. Cappiello, President of MAC since September 1983 and Chairman of the Board of Trustees of the Trust, has primary responsibility for overseeing each of the Fund's investments. Mr. Cappiello has been involved in the securities business for more than twenty-five years. He has been manager of institutional research for a major stock brokerage firm and Financial Vice President of an insurance holding company with responsibility for managing assets of more than $700 million. In 1981 - 1982, he was Chairman of the Financial Analysts Federation, with more than 15,000 security analysts members in the United States and Canada.

  Mr. Cappiello is currently a Member of the Advisory Investment Council that oversees the Maryland State Retirement System Fund. He also regularly appears in the television program "Wall Street Week in Review with Louis Rukeyser" and is author of three books "Finding the Next Superstock," "From Main Street to Wall Street" and "The Complete Guide to Closed End Funds." Mr. Cappiello is a graduate of the University of Notre Dame and Harvard University's Graduate School of Business Administration. He is currently Adjunct Visiting Professor of Finance at Loyola College in Baltimore.

  <REDLINE>

  Investment decisions made  on behalf of  the Funds  by MAC  are
  made  by  committee.   No  one  employee  of  MAC is  primarily
  responsible  for  making  investment   recommendations  to  the
  committee.

  <\REDLINE>

  Administrative Services

  <REDLINE>

  The Trust has contracted with Money Management Associates ("Administrator") to provide administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth and Emerging Growth Funds, and 0.70% of the daily net assets of the Utility Income Fund. Except for extraordinary legal expenses or interest expense, there are no additional expenses to the Funds.

  Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("RTS"), a wholly owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets. As custodian, RTS holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

  <\REDLINE>

  PERFORMANCE DATA

  From time to time, each Fund may advertise its yield which reflects the rate of income the applicable Fund earns on its investments as a percentage of its price per share. All yield figures are based on historical earnings and are not intended to indicate future performance. Each Fund's yield is computed by dividing the interest and dividend income it earned on its investments for a 30-day period, less expenses, by the average number of shares outstanding during the period. The figure is expressed as an annualized percentage rate based on the Fund's net asset value at the end of the 30-day period.

  The Funds may also from time to time include total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the

  Fund over a period of at least one, five and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return is calculated from two factors: the amount of dividends earned by each share and by the increase or decrease in value of the Fund's share price.

  <REDLINE>

  In addition to the foregoing, each Fund may advertise its total return over different periods of time by means of aggregate, year-by-year, or other types of total return figures. For more information concerning the calculation of performance data, see "Calculation of Return Quotations" in the Statement of Additional Information.

  Performance information for the Funds contained in reports and promotional literature may be compared to various unmanaged indices, including the S&P 500 Index, the Dow Jones Industrial Average or the Dow Jones Utility Average. Such unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for operating costs and expenses. The indices used for performance comparison will be available in general financial publications. In addition, a Fund's total return may be compared to the performance of other mutual funds as published by such organizations as Morningstar, Lipper Analytical Services, Inc. and CDA Investment Technologies, Inc., among others.

  <\REDLINE>

  HOW TO INVEST IN THE TRUST

  <REDLINE>

  The minimum initial investment is $2,500 which may be divided among the separate Funds with a minimum investment of $500 in any one Fund. Retirement accounts may be opened with a $500 minimum investment. Redemptions which bring the account balance below $500 may result in the imposition of the low balance account fee (see "Low Balance Account Fee"). The fee is not imposed on tax-deferred retirement accounts. The shares of the Funds are offered at the daily public offering price which is the net asset value per share (see "Net Asset Value") next computed after receipt of your order. There is no minimum amount for subsequent investments.

  Investments in the Funds can be made directly with the Trust or through securities dealers who have the responsibility to transmit orders promptly and may charge a processing fee.

  The Administrator pays for the distribution of the Funds' shares.

  <\REDLINE>

  The Fund reserves the right to reject any purchase order. All accounts will be held in book-entry form. No certificates for shares will be issued.

  By Mail:   Fill out an application and  make a check payable to
  "Cappiello-Rushmore Trust." Mail the check along with the application, to:

         Cappiello-Rushmore Trust
         4922 Fairmont Avenue
         Bethesda, Maryland  20814

  Purchases  by check  will normally  be  credited to  an account
  within  one business  day after  receipt of  payment.   Foreign
  checks  will  not be  accepted.    Be  certain  to specify  the
  allocation of your purchase among the Funds.

  <REDLINE>

  By Bank Wire:  Request a wire transfer to:

    Rushmore Trust and Savings, FSB
    Bethesda, Maryland
    Routing Number 0550-71084
    For Account of Cappiello-Rushmore Trust
    Account Number 029385770

  AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 343-3355 OR (301) 657-1500
  BETWEEN 8:30 A.M. AND 4:00 P.M., EASTERN TIME AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.

  <\REDLINE>

  Purchase orders which do not specify the Fund in which an investment is to be made will be invested in the Utility
  Income Fund.

  <REDLINE>

  HOW TO REDEEM AN INVESTMENT (WITHDRAWALS)

  On any day the Trust is open for business, an investor may withdraw all or any portion of his investment by redeeming shares at the next determined net asset value per share after receipt of the order by writing the Trust or by telephoning
  (800) 622-1386  or (301)  657-1510 between 8:30  A.M. and  4:00

  P.M., Eastern time. Telephone redemption privileges may be terminated or modified by the Trust upon 60 days notice to all shareholders of the Fund. Telephone redemption requests cannot be accepted after 4:00 P.M. Eastern time. The privilege to initiate redemption transactions by telephone will be made available to Fund shareholders automatically.

  <\REDLINE>

  Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account application. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss.

  The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and, if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including among others, requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation not later than five business days after
  such   transactions,  and/or   tape   recording  of   telephone
  transactions.

  The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than his address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies, or broker/dealers, and "STAMP" program participants. There are no fees charged for redemptions.

  The Fund will redeem its shares at a redemption price equal to their net asset value as next computed following the receipt of a request for redemption. Payment for the redemption price will be made within seven days after the Fund's receipt of the request for redemption. For investments that have been made by check, payment on withdrawal requests may be delayed for up to ten business days from the purchase date or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by checks are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

  <REDLINE>

  The right of redemption may also be suspended, or the date of payment postponed, (a) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings); or (b) when trading on the Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission ("Commission"), so that disposal of the Fund's investments for determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors. Investors should also be aware that telephone redemptions or exchanges may be difficult to implement in a timely manner during periods of drastic economic or market changes. If such conditions occur, redemption or exchange orders can be made by mail.

  <\REDLINE>

  EXCHANGES

  <REDLINE>

  The Trust is composed of four separate Funds. Investors may invest in one or more of the Funds, and may exchange shares in one Fund for shares of another Fund at their relative net asset values. The Fund's shares may be exchanged, without cost, for shares of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., The Rushmore Fund, Inc. or
  American  Gas  Index Fund,  Inc.    Exchanges  may  be made  by
  telephone  or  letter.   Written  requests  should  be  sent to
  Cappiello-Rushmore Trust, 4922 Fairmont Avenue, Bethesda, Maryland 20814 and be signed by the record owner or owners. Telephone exchange requests may be made by calling the Fund at
  (800) 622-1386  or (301) 657-1510  between 8:30  A.M. and  4:00
  P.M., Eastern time. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. To implement an exchange, shareholders should provide the following information: account registration including address and number, taxpayer identification number, number, percentage or dollar value of shares to be redeemed, name and account number of the Fund to which the investment is to be transferred. Exchanges may be made only if they are between identically registered accounts. The exchange privilege is available only in states where the exchange may legally be made.

  <\REDLINE>

  Telephone exchange privileges may be terminated or modified by the Trust upon 60 days notice to all shareholders of the Funds.

  LOW BALANCE ACCOUNT FEE

  <REDLINE>

  In addition to charges described elsewhere in this Prospectus, a charge of $5 per month may be imposed on any account whose average daily balance for the month falls below $500 due to redemptions. The fee will continue to be imposed during months when the account balance remains below $500. The fee will be imposed on the last business day of the month. This fee will be paid to the Administrator.

  <\REDLINE>

  The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act.

  TAX-SHELTERED RETIREMENT PLANS

  Tax-sheltered retirement plans of the following types will be available to investors:

  <REDLINE>

  Individual Retirement Accounts (IRAs)
  Defined Contribution Plans
     (Profit-Sharing Plans)
  Defined Contribution Plans
     (Money Purchase Plans)
  Section 401(k) Plans
  Section 403(b) Plans

  Additional  information   regarding  these   accounts  may   be
  obtained by contacting the Trust.

  <\REDLINE>

  DISTRIBUTIONS

  All dividends and capital gain distribution of each Fund will be reinvested in additional shares of such Fund (including fractional shares where necessary) at net asset value, unless you elect on your application form or in writing, not less than five full business days prior to the record date for a particular dividend or distribution, to receive such dividend or distribution in cash. If you elect to receive distributions in cash, your election will be effective until you give other written instructions to the applicable Fund for a change of elections five days prior to such change.

  The  Growth  Fund  and  the  Emerging  Growth  Fund  intend  to distribute  all of  their  net  investment income  annually  in
  December.   Net capital  gains are  intended to  be distributed
  annually in December.

  The Utility Income Fund intends to distribute substantially all of its net investment income quarterly and all of its net capital gains annually in December.

  The timing and amount of all dividends and distributions are subject to the discretion of the Board of Trustees.

  NET ASSET VALUE

  <REDLINE>

  The price of a Fund's shares on any given day is its net asset value ("NAV"). For any given day, this figure is computed by dividing the total market value of the Fund's investments and other assets on that day, less any liabilities, by the number of Fund shares outstanding. The net asset value per share of the Fund is determined at 4:00 P.M. Eastern time on each day the New York Stock Exchange is open for trading. The Fund's net asset value will fluctuate and Fund shares are not insured against reduction in NAV.

  The Fund values its portfolio securities based on their market value. Each security held by the Fund, which is listed on a securities exchange and for which market quotations are available, is valued at the last quoted sale price for a given day, or if a sale is not reported for that date, at the mean between the most recent quoted bid and asked prices. Price information on each listed security is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the closing sales prices. The value of assets for which no quotations are readily available (including any restricted securities) are valued at fair value as determined in good faith by RTS, as custodian, pursuant to Board of Trustees guidelines. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value.

  <\REDLINE>

  TAXES

  <REDLINE>

  Each Fund will seek to qualify for treatment as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. If a Fund qualifies as a RIC, such Fund will not be liable for Federal income taxes to the extent its earnings are distributed within the time periods specified in the Code. To qualify as a RIC under the Code, a Fund must satisfy certain requirements, including the requirement that the Fund receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to such Fund's investments in stock, securities, and foreign currencies (the "90% Test"), and that the Fund derive less than 30% of such Fund's gross income from the sale or other disposition of any of the following instruments which was held less than three months (the "30% Test"): (i) stock or securities; (ii) options, futures, or forward contracts; or
  (iii) foreign currencies (or options, futures, or forward contracts on such foreign currencies). Provided that the Fund
  (i) is a RIC and (ii) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for

  Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the shareholders of the Fund. To avoid an excise tax on its undistributed income, each Fund must generally distribute at least 98% of its income, including its net long-term capital gains.

  The larger the volume of redemptions or exchanges of a Fund's shares the more difficult it will be for the Fund to satisfy the 30% Test. To minimize the risk of failing the 30% Test, each Fund intends to satisfy obligations in connection with redemptions and exchanges first by using available cash or borrowing facilities and by selling securities that have been held for at least three months or as to which there will be a loss or the smallest gain. If a Fund also must sell securities that have been held for less than three months, then, to the extent possible, the Fund will seek to conduct such sales in a manner that will allow such sales to qualify for a special provision in the Code that excludes from the 30% Test any gains resulting from sales made as a result of "abnormal redemptions." Notwithstanding these actions, there can be no assurance that the Fund will be able to satisfy the 30% Test. For additional information concerning this special Code provision, see "Taxes" in the Statement of Additional Information.

  Dividends paid by a Fund are taxable to shareholders whether such dividends and distributions are reinvested in shares of the Fund or are received in cash. Under current law, dividends derived from interest and dividends received by the Fund, together with distributions of any short-term capital gains, are taxable to individual shareholders as ordinary income at Federal income tax rates of up to 39.6%.

  Under current law, distributions of net long-term gains, if any, realized by a Fund and designated as capital gains distributions will be taxed to shareholders as long-term capital gains regardless of the length of time the shares have been held. Currently, long-term capital gains of individual investors are taxed at a maximum rate of 28%. Statements as to the Federal tax status of shareholders' dividends and distributions will be mailed annually. Shareholders should consult their tax advisers concerning the tax status of the Fund's dividends in their own states and localities.

  Ordinary dividends paid to corporate or individual residents of foreign countries are generally subject to a 30% withholding tax. The rate of withholding tax may be reduced if the United States has an income tax treaty with the foreign country where the recipient resides. Capital gains distributions received by foreign investors should, in most cases, be exempt from U.S. tax. A foreign investor will be required to provide the Fund with supporting documentation in order for the Fund to apply a reduced rate or exemption from U.S. withholding tax.

  Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, a Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

  <\REDLINE>

  ORGANIZATION OF THE TRUST

  <REDLINE>

  The Trust was organized as a business trust under the laws of Delaware on March 12, 1992 and may issue an unlimited number of shares of beneficial interest in one or more investment portfolios or funds. While only shares of four Funds are presently being offered, the Board of Trustees may authorize the issuance of shares of additional funds if deemed desirable. Shares of all Funds have equal noncumulative voting rights as to dividends, assets and liquidation of such Fund. Under Delaware law, the debts or other obligations that exist with respect to a particular Fund of the Trust are enforceable against the assets of such Fund only and not against the assets of the Trust generally.

  The Trust is not required to hold annual shareholders' meetings. It will, however, hold special meetings as required or deemed desirable by the Board of Trustees for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. Shareholders will vote by Fund and not in the aggregate except when voting in the aggregate is permitted under the Investment Company Act of 1940, such as for the election of Trustees. Matters that affect only one Fund may include changing the Fund's fundamental investment policies or changing the investment advisory contract as the contract relates to that Fund.

  A meeting may also be  called by shareholders holding  at least
  10% of the shares entitled to vote at the meeting for the purpose of voting upon the removal of Trustees.

  <\REDLINE>

                              CONTENTS

                                                             Page

  Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . .
  Financial Highlights  . . . . . . . . . . . . . . . . . . . .
  Management's Discussion of
    Fund Performance  . . . . . . . . . . . . . . . . . . . . .
  Investment Objectives . . . . . . . . . . . . . . . . . . . .
  Investment Policies . . . . . . . . . . . . . . . . . . . . .
  Implementation of Policies  . . . . . . . . . . . . . . . . .
  Investment Risks  . . . . . . . . . . . . . . . . . . . . . .
  Management of the Trust . . . . . . . . . . . . . . . . . . .
  Performance Data  . . . . . . . . . . . . . . . . . . . . . .
  How to Invest in the Trust  . . . . . . . . . . . . . . . . .
  How to Redeem an Investment
    (Withdrawals) . . . . . . . . . . . . . . . . . . . . . . .
  Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . .
  Low Balance Account Fee . . . . . . . . . . . . . . . . . . .
  Tax-Sheltered Retirement Plans  . . . . . . . . . . . . . . .
  Distributions . . . . . . . . . . . . . . . . . . . . . . . .
  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .
  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Organization of the Trust . . . . . . . . . . . . . . . . . .

  <REDLINE>
                                                       CAPPIELLO-
                                                         RUSHMORE
                                                            TRUST
                                              Utility Income Fund
                                                      Growth Fund
                                             Emerging Growth Fund


                                                       PROSPECTUS
                                                October ___, 1995

  <\REDLINE>

                      CAPPIELLO-RUSHMORE TRUST
                             GOLD FUND
                        4922 Fairmont Avenue
                     Bethesda, Maryland  20814
                  (800) 343-3355   (301) 657-1500


  <REDLINE>

  The Cappiello-Rushmore Trust (the "Trust") is a no-load, open-end, non-diversified, management investment company consisting of four separate funds: the Gold Fund, the Growth Fund, the Emerging Growth Fund, and the Utility Income Fund. This
  Prospectus sets forth concisely the information you should know about the Trust and the Gold Fund (the "Fund"). The investment objective of the Fund is to provide capital appreciation. The Fund seeks to attain capital appreciation by investing primarily in (i) the equity securities of companies principally engaged in the mining, exploration, fabrication, processing, marketing, and distribution of or dealing or investing in gold and operating companies principally engaged in financing, managing, controlling, or operating companies engaged in these activities, and (ii) gold bullion and coins. The Fund also may invest in (i) the equity securities of companies principally engaged in the foregoing activities with respect to silver, platinum, and other precious metals and in diamonds and other precious minerals, and (ii) silver or other precious metal bullion and coins.
  Although current income may be realized, it is not an investment objective of the Fund.

  The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.

  ADDITIONAL INFORMATION

  Investors should read this Prospectus and retain it for future reference. This Prospectus is designed to set forth concisely the information an investor should know before investing in the Fund. A Statement of Additional Information dated October __, 1995, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the statement may be obtained, without charge, by writing or telephoning the Trust.

  The date of this Prospectus is October __, 1995.

  <\REDLINE>

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FEE TABLE

  The following table illustrates all expenses and fees that a shareholder of the Fund will incur:


     SHAREHOLDER TRANSACTION EXPENSES
  <REDLINE>
     Sales Load Imposed on Purchases                  None
     Sales Load Imposed on Reinvested Dividends       None
     Deferred Sales Load                              None
     Redemption Fees                                  None
     Exchange Fees                                    None
     Monthly Account Fee (accounts under $500)        $5.00
  <\REDLINE>
     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)

     Management Fees                                  0.70%
     12b-1 Fees                                       None
     Other Expenses                                   1.00%
       TOTAL Fund Operating Expenses                  1.70%


  EXAMPLE:

  Assuming a hypothetical investment of $1,000, a five-percent annual return, and redemption at the end of each time period, an investor in the Fund would pay transaction and operating expenses at the end of each year as follows:

         1 year         3 years        5 years        10 years

           $17            $54            $92            $201


  The same level of expenses would be incurred if the investment were held throughout the period indicated.

  The preceding table is provided to assist the investor in understanding the various costs and expenses that the investor will incur directly or indirectly. The five-percent assumed annual return is for comparison purposes only. The actual return may be more or less depending on market conditions. The actual expenses an investor incurs will depend on the amount invested and on the actual growth rate of the Fund. For further information regarding management fees, see "Management of the Trust" in this Prospectus and in the Statement of Additional Information.

                              Cappiello-Rushmore Trust
                                Financial Highlights
                                      Gold Fund
                                       Audited
  <REDLINE>


                                                      For the Year Ended June 30,

                                                               1995         1994*
   Per Share Operating Performance:
     Net Asset Value - Beginning of Year . . . . . .  $        9.52 $       10.00
     Net Investment Loss . . . . . . . . . . . . . .        (0.047)       (0.008)
     Net Realized and Unrealized Gains (Losses) on
       Securities  . . . . . . . . . . . . . . . . .          0.417       (0.472)
     Net Increase (Decrease) in Net Asset Value
       Resulting from Operations . . . . . . . . . .          0.370       (0.480)
     Dividends to Shareholders . . . . . . . . . . .          0.000         0.000
     Distributions to Shareholders from Net Realized
       Capital Gains . . . . . . . . . . . . . . . .          0.000         0.000


     Net Increase (Decrease) in Net Asset Value  . .           0.37        (0.48)

     Net Asset Value - End of Year . . . . . . . . .  $        9.89 $        9.52


   Total Investment Return . . . . . . . . . . . . .          3.89%       (4.80)%

     Ratios to Average Net Assets:
       Expenses  . . . . . . . . . . . . . . . . . .          1.70%         1.68%
       Net Investment Loss . . . . . . . . . . . . .        (0.51)%       (0.25)%


   Supplementary Data:
     Portfolio Turnover Rate . . . . . . . . . . . .         51.23%        22.85%
     Number of Shares Outstanding at End of Year
       (000s omitted)  . . . . . . . . . . . . . . .            687           672

  * Commencement of Operations March 7, 1994

  The  auditors'  report  is  incorporated   by  reference  in  the   registration
  statement.  The auditors' report  and further information about  the performance of  the Fund are  contained in the  annual report  to shareholders which  may be obtained without charge by calling or writing the Fund.

  <\REDLINE>

  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  The Cappiello-Rushmore Gold Fund is now more than one year old (the Fund was effective March 7, 1994). The Fund's principal investment objective is to achieve capital appreciation by investing in equity securities of companies engaged in gold and other precious metals' production throughout the world. The Fund is also a hedge against loss of purchasing power through inflation or devaluation of the dollar. Our investment philosophy continues to focus on those companies who have the capacity to increase their profitability per ounce of gold production and to expand the amount of gold produced.

  Currently, the Fund is primarily concentrated in North American gold equities. Several factors have contributed to the stocks' positive momentum: an overall strong equity market; improving gold fundamentals; and, a slowing gold supply and rising demand. World gold mine production fell 0.6% in 1994, its first annual decline since 1975. Additionally, official sales of gold by the world's central banks have been moderate by historical terms. The demand side for gold and other precious metals is positive. Rising jewelry fabrication this year is a reflection of the improving economy in the U.S., Europe and parts of Asia. Further, investment demand continues to rise throughout the world, particularly in India and China. Accordingly, this widening supply deficit relative to demand should continue, providing a gradually rising floor to gold prices. Any additional increase in demand due to inflation fears, currency worries, or other negative financial events could accelerate gold's price movement in the months ahead.

  [Graph appears here showing the comparison of change in the value of a $10,000 investment made on March 7, 1994 between the Fund and the Standard & Poor's 500 Stock Index]
  <REDLINE>

                      Cappiello-Rushmore Trust
                      Total Return Comparison
                             Gold
                             Fund       S&P 500

                 3/7/94    $10,000      $10,000
                6/30/94     $9,520       $9,605

                6/30/95     $9,890      $12,109


  <\REDLINE>
     Past performance is not predictive of future performance.

  <REDLINE>

                       Cappiello-Rushmore Trust
                     Average Annual Total Return
                       Year Ended June 30, 1995

                                                  Since Inception
                                        One Year     3/7/94

     Cappiello-Rushmore Gold Fund         3.89%     -0.84%


   <\REDLINE>


  INVESTMENT OBJECTIVE AND POLICIES

  <REDLINE>

  The Cappiello-Rushmore Trust is a no-load, open-end non-diversified management company consisting of four separate funds. The Trust's Gold Fund has an investment objective of capital appreciation. At least 65% of the total assets of the Fund are normally invested in (i) the equity securities of companies principally engaged in the mining, exploration, fabrication, processing, marketing, and distribution of or dealing or investing in gold and operating companies principally engaged in financing, managing, controlling, or operating companies engaged in these activities, and (ii) gold bullion and coins. The Fund also may invest in (i) the equity securities of companies principally engaged in the foregoing activities with respect to silver, platinum, and other precious metals and in diamonds and other precious minerals, and (ii) silver or other precious metal bullion and coins. Any income received on equity investments will be incidental to the Fund's objective of capital appreciation.

  <\REDLINE>

  Equity securities in which the Fund invests include common stocks, securities convertible into common stocks, preferred stocks, and warrants. A company is considered to be principally engaged in metals-related or minerals-related activities if that company derives more than 50% of the company income from such activities or devotes more than 50% of the company's assets to such activities.

  The Fund may invest in precious metals futures contracts and options thereupon. Futures contracts and options may be used for several reasons: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security. The Fund may purchase and sell futures contracts and options on futures contracts only to the extent that obligations underlying such contracts or transactions represent not more than 20% of the Fund's assets.

  Bullion and coins are bought from and sold to only domestic and foreign banks, regulated domestic commodities exchanges, exchanges affiliated with a regulated domestic stock exchange, and dealers who are members of, or who are affiliated with members of, a regulated domestic commodities exchange, in accordance with applicable investment laws. Gold, silver, platinum, and palladium bullion are not purchased in any form that is not readily marketable. Coins are not purchased for their numismatic value and are not considered for purchase if such coins cannot be bought or sold in an active market. Any bullion or coins purchased by the Fund are delivered to and stored with a qualified custodian bank in the United States. Bullion and coins do not generate income and offer only the potential for capital appreciation or depreciation, and that, in these transactions, the Fund may encounter higher custody and transaction costs than those normally associated with the ownership of securities, as well as shipping and insurance costs. The Fund may attempt to minimize the costs associated with actual custody of bullion or coins by the use of receipts or certificates representing ownership interests in these precious metals.

  The Fund's investment objective and its policy to invest at least 65% of its assets in the equity securities of issuers engaged in gold-related business and gold bullion are fundamental policies and may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. All other investment policies of the Fund not specified as fundamental may be changed by the Board of Trustees of the Trust without approval of the shareholders.
  Of course, there can be no assurance that the Fund will achieve its stated investment objective.

  SPECIAL CONSIDERATIONS

  Metals-related investments and minerals-related investments are considered speculative and are impacted by a host of world-wide economic, financial, and political factors. Historically, the price of gold and precious metals have been subject to wide price movements caused by political as well as economic factors, and, accordingly, prices of equity securities of companies involved in precious metals-related and minerals-related industries have been volatile. Such fluctuation and volatility may be due to changes in inflation or in expectations regarding inflation in various countries, the availability of supplies of such precious metals and minerals, changes in industrial and commercial demand, metal and mineral sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and governmental restrictions on the private ownership of certain precious metals and minerals. Such price volatility in precious metals and minerals prices will have a similar effect on the Fund's share prices.

  At the present time, there are five major producers of gold bullion. In order of magnitude they are: the Republic of South Africa, the former Union of Soviet Socialist Republics, Canada, the United States, and Australia. Political and economic conditions in these countries may have a direct effect on the mining, distribution, and price of gold and sales of central bank gold holdings.

  The Fund may invest up to 20% of its assets in securities of foreign issuers which are not traded on a recognized U.S.
  securities exchange or in dollar denominated American Depository Receipts ("ADRs"). This policy presents certain risks not present in domestic investments and exposes the investor to general market conditions which differ significantly from those in the United States. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect United States companies, and there may be less public information about the operations of foreign companies. Although the Fund only purchases dollar-denominated securities, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Foreign securities also may be subject to foreign government taxes that could reduce the yield on such securities.

  The successful management of the Fund's portfolio may be more dependent upon the skills and expertise of the Fund's investment adviser than is the case for most mutual funds because of the need to evaluate the factors identified above.

  INVESTMENT TECHNIQUES

  Investments in Futures Contracts and Options

  Precious metals futures contracts are standardized exchange-traded obligations. These contracts give the owner the right to buy or sell precious metals at a future date at a predetermined price. When purchasing or selling a metals futures contract, or an option thereupon, the Fund either maintains with its custodian bank (and marks-to-market on a daily basis) a segregated account consisting of cash, U.S. Government securities, or other liquid high-grade debt securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "covers" its position.

  Gold futures contracts trade on the Commodity Exchange, Inc. in New York, the Chicago Board of Trade, the New York Mercantile Exchange, and the Mid America Commodity Exchange. It cannot be guaranteed that a liquid market for such contracts will exist at all times. Metals futures contracts also are subject to other substantial risks and the effectiveness of the Fund's investment activities relating to metals futures depends to a large extent on the ability of the Fund's investment adviser to predict the price movement of the futures selected. Whether the Fund realizes a gain or loss from such activities, and from options and other futures activities, therefore, depends generally upon movement in the level of precious metals prices and the stocks of metals-related issuers and the Fund's investment adviser's ability to predict correctly the direction of these prices, interest rates, and other economic factors. In contrast to a long position, where the Fund's loss from the position cannot exceed the cost of that position, the extent of the Fund's loss from investing in futures transactions is potentially unlimited.

  Options on gold and precious metals futures contracts entitle the holder to buy and sell the underlying futures contract at a specific price. Unlike futures contracts, the potential loss of owning an option on a futures contract is limited to the initial purchase price. Although a premium is paid for the option contract, the purchase and sale of such contracts may, at times, be of a more beneficial interest to the Fund than a purchase of a futures contract. Options have a limited life span and are extremely volatile and the potential for loss is great. Options on gold and precious metals futures contracts are traded on the Commodity Exchange, Inc. in New York.

  Other risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in the market value of the underlying commodity and the prices of futures contracts and options with the result that futures and options may fail as hedging techniques in cases where the price movements of the securities underlying the futures and options do not follow the price movements of the Fund's portfolio securities subject to a hedge; and (ii) possible lack of a liquid secondary market for a futures position when liquidation of that position is desired with the result that the Fund will likely be unable to control losses by closing its position where a liquid secondary market does not exist. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, because of the margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

  Index Options Transactions

  The Fund also may purchase and write put and call options on stock indexes listed on national securities exchange or traded in the over-the-counter market as an investment vehicle for the purposes of realizing the Fund's investment objective or for the purpose of hedging the Fund's portfolio. Transactions will be restricted to those index options which are based on the common stock of metals-related or minerals-related issuers. Currently the only index options based on the common stock of metals-related and minerals-related issuers is traded on the Philadelphia Stock Exchange. A stock index fluctuates with changes in the market value of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of call) or less than (in the case of a put) the exercise price of the option. The amount of cash, if any, that will be received by the option holder will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received, to make payment to the option holder of this amount.

  Index options are subject to risks, including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the index and the risk that there might not be a liquid secondary market for the option. The Fund does not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options or (ii) maintains with its custodian bank (and marks-to-market on a daily basis) a segregated account consisting of cash, U.S. Government securities, or other liquid high-grade debt securities that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index.

  All domestic index option exchanges have established limitations governing the maximum number of call or put options on  the  same index  which  may  be bought  or  written
  (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, the option positions of all investment companies advised by the same investment advisor are combined for purposes of these limits. An exchange may order the liquidation of positions and may impose other sanctions or restrictions. These limitations may restrict the number of listed options which the Fund may buy or sell. The Fund's investment adviser intends to comply with all of these limitations.

  The Fund's investment adviser intends to utilize index options as a technique to leverage the Fund's portfolio. If the Fund's investment adviser is correct in its assessment of the future direction of stock prices, the Fund share price will be enhanced. If the Fund's investment adviser has the Fund take a position in options and stock prices move in a direction contrary to the forecast of the Fund's investment adviser, however, the Fund would incur greater loss than the Fund would have incurred without the options position.

  Options on Securities

  In an effort to enhance performance and to hedge the Fund's risk exposure, the Fund may also write (sell) covered call and secured put options with respect to certain of the Fund's portfolio securities, at such time and from time to time, as the Fund's investment adviser shall determine to be appropriate and consistent with the investment objective of the Fund. A covered call option means that the Fund owns the underlying security on which the option is written. By writing a call option, the Fund may became obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. A secured put option means that the Fund has and maintains on deposit with its custodian bank cash or U.S. Government securities having a value equal to the exercise value of the option. By writing a put option, the Fund may become obligated  during  the  term of  the  option  to  purchase  the securities underlying the option at the exercise price. Options written by the Fund are conducted only on recognized securities exchanges.

  The principal reason for writing call option on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the call premium, the call option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer will realize a profit, in the form of the premium, so long as the price of the underlying security remains above the exercise price, but may realize a loss if the price of the underlying security falls because of the put writer's obligation to purchase the underling security from the buyer of the put option at the exercise price at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. In the case of a covered call option, however, any such gain may be wholly or partly offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which usually will exceed the then market value of the underlying security.

  The writing of option contracts is a highly specialized activity which involves investment techniques and risks different from those ordinarily associated with investment companies, although the Fund's investment adviser believes that the writing of covered call options listed on an exchange, where the Fund owns the underlying security, tends to reduce such risks. The option writer forgoes the opportunity to profit from an increase in market price of the underlying security above the exercise price so long as the option remains open. Securities for the Fund's portfolio will continue to be bought and sold solely on the basis of investment considerations and appropriateness to the fulfillment of the Fund's objectives, without regard to the Fund's policy on writing options.

  Lending Portfolio Securities

  The  Fund  may  lend its  investment  securities  to  qualified institutional investors for the purpose of realizing additional income. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The collateral will equal at least 102% of the current market value, marked-to-market daily.

  Short Sales

  <REDLINE>

  The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling short against the box"). The Fund may sell short against the box when the Fund wants to sell the security it owns, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

  <\REDLINE>

  Borrowing Money

  The Fund may borrow money from a bank but only for temporary or emergency purposes up to a limit of 5% of the Fund's total assets. The Fund borrows money only to meet redemption requests prior to the settlement of securities already sold.

  Temporary Defensive Positions

  For defensive purposes during any period of market weakness or of uncertain market or economic conditions, or for liquidity, the Fund may temporarily invest in securities of the U.S. Government and its agencies and instrumentalities, commercial paper, various bank debt instruments, and repurchase agreements. A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer) agrees to repurchase the obligation on a specific date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. The Fund's investment in repurchase agreements is subject to the risk that the seller will not be able to pay the agreed-upon price on the delivery date. In the opinion of the Fund's investment adviser, the risk is minimal because the security purchased constitutes security for the repurchase obligation, and repurchase agreements can be considered as loans, collateralized by the security purchased. However, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Fund's investment adviser has established procedures to evaluate the credit-worthiness of the other parties to repurchase agreements. The Fund will invest no more than 10% of its assets in repurchase agreements maturing in more than seven days.

  FUND CLASSIFICATION

  The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code which requires that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets (a diversified investment company would be so limited with respect to 75% of such market value) be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of any one issuer, and (ii) not more than 25% of the value of the Fund's total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). Because a relatively-high percentage of the Fund's assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a diversified investment company.

  PORTFOLIO TURNOVER AND EXECUTION

  The investment activities by the Fund related to options and futures contracts may result in a considerable amount of securities trading. Brokerage commissions are normally paid on options and common stock transactions. A higher portfolio turnover on transactions involving commissions will lead to higher expenses. It is the policy of the Fund to obtain the best price and execution for all of its security transactions.

  Although the Fund generally seeks to invest for the long term, the Fund retains the right to sell securities regardless of how long the securities have been held. The Fund's investment adviser expects that the portfolio turnover of the Fund will not exceed 75% annually.

  MANAGEMENT OF THE TRUST

  Investment Adviser

  The Fund receives investment advisory services from McCullough, Andrews & Cappiello, Inc. ("MAC"), whose principal location is 101 California Street, Suite 4250, San Francisco, California 94111, and who has an office at Greenspring Station, Suite 250, 10751 Falls Road, Lutherville, Maryland 21093. Pursuant to the investment advisory contract between the Trust and MAC, the Fund pays MAC an investment advisory fee at an annual rate of 0.70% of the Fund's net assets. MAC manages the investment and reinvestment of the assets of the Fund in accordance with the Fund's investment objective, policies, and limitations, subject to the general supervision and control of the Trust's officers and Board of Trustees. MAC bears all costs associated with providing these services. The three principals of MAC collectively provide portfolio management.

  <REDLINE>

  MAC is owned by its three principals: Robert F. McCullough, C.P.A., David H. Andrews, C.F.A., and Frank A. Cappiello. In addition to providing investment advisory services to the Trust, MAC manages investment portfolios for employee retirement plans, charitable foundations, endowments, taxable corporations, and individuals.

  Robert F. McCullough, C.P.A., is Chairman of MAC. He is a graduate of Santa Clara University and has been a Certified Public Accountant with a major public accounting firm, principal of a stock brokerage firm and portfolio manager for one of the Franklin Funds. He is past President of the Board of Regents of Santa Clara University and is also a past President of the University's Alumni Association. He has served as a board member and officer of numerous charitable institutions. He is a member of the American Institute of C.P.A.s and the California Society of C.P.A.s.

  <\REDLINE>

  David H. Andrews, C.F.A., Vice Chairman of MAC (since 1970), has been a research analyst at investment institutions, head of regional research for a major stock brokerage firm, and portfolio manager for a mutual fund. He is a Chartered
  Financial Analyst ("C.F.A.") and past President of the Security Analysts of San Francisco. He is a graduate of Harvard University and Stanford University's Graduate School of Business.

  Frank A. Cappiello, President of MAC since September 1983 and Chairman of the Board of Trustees of the Trust, has primary responsibility for overseeing the Fund's investments. Mr.
  Cappiello has been involved in the securities business for more than twenty-five years. He has been a manager of an institutional research division for a major stock brokerage firm and Financial Vice President of an insurance holding company with responsibility for managing assets of more than $700 million. In 1981 - 1982, he was Chairman of the Financial Analysts Federation, with more than 15,000 security analysts members in the United States and Canada.

  <REDLINE>

  Mr. Cappiello is currently a Member of the Advisory Investment Council that oversees the Maryland State Retirement System Fund. He also regularly appears in the television program "Wall Street Week in Review with Louis Rukeyser" and is author of three books, "Finding the Next Superstock," "From Main Street to Wall Street," and "The Complete Guide to Closed End Funds." Mr. Cappiello is a graduate of the University of Notre Dame and Harvard University's Graduate School of Business Administration. He is currently Adjunct Visiting Professor of Finance at Loyola College in Baltimore.

  Investment decisions made  on behalf of  the Funds  by MAC  are
  made  by  committee.   No  one  employee  of  MAC is  primarily
  responsible  for  making  investment  recommendations  to   the
  committee.

  <\REDLINE>

  Administrative Services

  <REDLINE>

  The Trust has contracted with Money Management Associates ("Administrator") to provide administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Fund. Except for extraordinary legal expenses or interest expense, there are no additional expenses to the Funds.

  Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("RTS"), a wholly owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets. As custodian, RTS holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

  <\REDLINE>

  PERFORMANCE DATA

  From time to time, the Fund may advertise its yield which reflects the rate of income that the Fund earns on its investments as a percentage of its price per share. All yield figures are based on historical earnings and are not intended to indicate future performance. The Fund's yield is computed by dividing the interest and dividend income it earned on its investments for a 30-day period, less expenses, by the average number of shares outstanding during the period. The figure is expressed as an annualized percentage rate based on the Fund's net asset value at the end of the 30-day period.

  The  Fund from  time to time  may also include  total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return is calculated from two factors: the amount of dividends earned by each share and by the increase or decrease in value of the Fund's share price.

  <REDLINE>

  In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, year-by-year, or other types of total return figures. For more information concerning the calculation of performance data, see "Calculation of Return Quotations" in the Statement of Additional Information.

  Performance information for the Fund contained in reports and promotional literature may be compared to various unmanaged indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or the Dow Jones Utility Average. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. The indices used for performance comparison will be available in general financial publications. In addition, the Fund's total return may be compared to the performance of other mutual funds as published by such organizations as Morningstar, Lipper Analytical Services, Inc., and CDA Investment Technologies, Inc., among others.

  <\REDLINE>

  HOW TO INVEST IN THE TRUST

  The minimum initial investment in the Trust is $2,500, which may be divided among the four separate portfolios of the Trust, the Gold Fund, the Growth Fund, the Emerging Growth Fund, and the Utility Income Fund (collectively, the "Funds"), with a minimum investment of $500 in any one Fund. Retirement accounts may be opened with a $500 minimum investment. Redemptions which bring the account balance below $500 may result in the imposition of the low balance account fee. The fee is not imposed on tax-deferred retirement accounts (see "Low Balance Account Fee"). The shares of the Funds are offered at the daily public offering price which is the net asset value per share next computed after receipt of the investor's order (see "Net Asset Value"). There is no minimum amount for subsequent investments. The Trust reserves the right to reject any purchase order. All accounts will be held in book-entry form. No certificates for shares will be issued.

  Investments in the  Funds can  be made  (i) through  securities
  dealers  who   have  the  responsibility  to   transmit  orders
  promptly and may charge a processing fee or (ii) directly with the Funds by mail or by bank wire as follows:

  By Mail:   Fill out an application and  make a check payable to
  "Cappiello-Rushmore  Trust-Gold Fund".   Mail  the  check along
  with the application, to:

  Cappiello-Rushmore Trust
  4922 Fairmont Avenue
  Bethesda, Maryland  20814

  <REDLINE>

  By Bank Wire:  Request a wire transfer to:

  Rushmore Trust and Savings Bank, FSB
  Bethesda, Maryland  20814
  Routing Number 0550-71084
  For Account of Cappiello-Rushmore Trust
  Account Number 029385770

  After instructing your bank to transfer money by wire, you must telephone the Fund at (800) 343-3355 or (301) 657-1500 between 8:30 A.M. and 4:00 P.M. Eastern time, and tell us the amount you transferred and the name of the bank sending the transfer. Your bank may charge a fee for such services. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss the Fund may incur.

  <\REDLINE>

  Shares of the Fund are sold at a price based on the net asset value next calculated after receipt of a purchase order in good form. If a purchase order is received by the Fund at or prior to the close of regular trading of the New York Stock Exchange (the "NYSE") (normally 4:00 P.M. Eastern time) on any business day, the purchase of Fund shares is executed at the offering price determined as of the closing time that day. If the purchase order is received after the close of regular trading on the NYSE, the purchase of Fund shares will be affected on the next business day. When purchases are made by check, the Fund may hold the proceeds of redemptions until the Fund's transfer agent is reasonably satisfied that the purchase payment in Federal funds has been collected (which can take up to ten business days or until the check clears, whichever occurs first). An investor may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Foreign checks will not be accepted. Be certain to specify the allocation of your purchase among the Funds.

  HOW TO REDEEM AN INVESTMENT (WITHDRAWALS)

  <REDLINE>

  On any day the Trust is open for business, an investor may withdraw all or any portion of his investment by redeeming shares at the next determined net asset value per share after receipt of the order by writing the Trust or by telephoning
  (800) 622-1386 or  (301) 657-1510  between 8:30  A.M. and  4:00
  P.M. Eastern time. Telephone redemption privileges may be terminated or modified by the Trust upon 60 days notice to all shareholders of the Fund. Telephone redemption requests cannot be accepted after 4:00 P.M. Eastern time.

  <\REDLINE>

  The privilege to initiate redemption transactions by telephone will be made available to Fund shareholders automatically. Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account application. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss. The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone transactions.

  The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than the investor's address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies, or broker/dealers, and "STAMP" program participants. There are no fees charged for redemptions.

  The Fund will redeem its shares at a redemption price equal to the net asset value of the shares as next computed following the receipt of a request for redemption. Payment for the redemption price will be made within seven days after the Fund's receipt of the request for redemption. For investments that have been made by check, payment on withdrawal requests may be delayed for up to ten business days from the purchase date or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by checks are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

  The right of redemption may also be suspended, or the date of payment postponed: (a) for any period during which the NYSE is closed (other than customary weekend or holiday closings); or
  (b) when trading on the NYSE is restricted, or an emergency exists, as determined by the Commission, so that disposal of the Fund's investments for determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors. Investors should also be aware that telephone redemptions or exchanges may be difficult to implement in a timely manner during periods of drastic economic or market changes. If such conditions occur, redemption or exchange orders can be made by mail.

  EXCHANGES

  <REDLINE>

  The Trust is composed of four separate Funds. Investors may invest in one or more of the Funds, and may exchange shares in one Fund for shares of another Fund at their relative net asset values. The Fund's shares may be exchanged, without cost, for shares of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., The Rushmore Fund, Inc. or
  American Gas Index Fund, Inc. Exchanges may be made by telephone or letter. Written requests should be sent to
  Cappiello-Rushmore  Trust,  4922  Fairmont  Avenue,   Bethesda,
  Maryland 20814 and be signed by the record owner or owners. Telephone exchange requests also may be made by calling the Fund at (800) 622-1386 or (301) 657-1510 between 8:30 A.M.
  and 4:00 P.M. Eastern time. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. To implement an exchange, shareholders should provide the following information: account registration including address and number, taxpayer identification number, number, percentage or dollar value of shares to be redeemed, name and account number of the Fund to which the investment is to be transferred. Exchanges may be made only if the exchanges are between identically-registered accounts. The exchange privilege is available only in states where the exchange may legally be made. Telephone exchange privileges may be terminated or modified by the Trust upon 60 days notice to all shareholders of the Funds.

  <\REDLINE>

  LOW BALANCE ACCOUNT FEE

  <REDLINE>

  In addition to charges described elsewhere in this Prospectus, a charge of $5 per month may be imposed on any account whose average daily balance for the month falls below $500 due to redemptions. The fee will continue to be imposed during months when the account balance remains below $500. The fee will be imposed on the last business day of the month. This fee will be paid to the Administrator. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act.

  <\REDLINE>

  TAX-SHELTERED RETIREMENT PLANS

  Tax-sheltered retirement plans of the following types will be available to investors:
  <REDLINE>


  Individual Retirement Accounts (IRAs)
  Defined Contribution Plans (Profit-Sharing Plans)
  Defined Contribution Plans (Money Purchase Plans)
  Section 401(k) Plans
  Section 403(b) Plans

  <\REDLINE>

  Additional  information   regarding  these   accounts  may   be
  obtained by contacting the Trust.

  DIVIDENDS AND DISTRIBUTIONS

  All dividends and capital gain distributions will be reinvested in additional shares of the Fund (including fractional shares where necessary) at net asset value, unless you elect on your application form or in writing, not less than five full business days prior to the record date for a particular dividend or distribution, to receive such dividend or distribution in cash. If you elect to receive distributions in cash, your election will be effective until you give other written instructions to the Fund for a change of elections five days prior to such change. Dividends and distributions are taxable to shareholders, as discussed below, whether such dividends are reinvested in shares of the Fund or are received in cash. Statements of account will be sent to shareholders at least quarterly.

  The Fund intends to distribute all net investment income and net capital gains annually in December.

  The timing and amount of all dividends and distributions are subject to the discretion of the Board of Trustees.

  NET ASSET VALUE

  The price of the Fund's shares on any given day is its net asset value ("NAV"). For any given day, this figure is computed by dividing the total market value of the Fund's investments and other assets on that day, less any liabilities, by the number of Fund shares outstanding. The net asset value per share of the Fund is determined daily at 4:00 P.M. Eastern time, except on customary national business holidays which result in the closing of the NYSE and on weekends. The Fund's net asset value will fluctuate and Fund shares are not insured against reduction in net asset value.

  The Fund values its portfolio securities based on the market values of such securities. Each security held by the Fund which is listed on a securities exchange, and for which market quotations are available, is valued at the last quoted sale price for a given day, or, if a sale is not reported for that date, at the mean between the most recent quoted bid and asked prices. Price information on each listed security is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the closing sales prices. The value of assets for which no quotations are readily available (including any restricted securities) are valued at fair value as determined in good faith by the Custodian pursuant to Board of Trustees guidelines. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value.

  Gold and other precious metals are valued daily at fair market value, based upon price quotations in common use, in such manner as the Board of Trustees from time to time (not less frequently than quarterly) determines in good faith to reflect most accurately their fair market value.

  TAXES

  <REDLINE>

  The Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code. If the Fund (i) qualifies as a regulated investment company and (ii) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to the Fund s shareholders within the time periods specified in the Code. To avoid an excise tax on its undistributed income, the Fund must generally distribute at least 98% of its income, including its net long-term capital gains.

  <\REDLINE>

  To qualify as a regulated investment company under the Code, the Fund must satisfy certain requirements, including the requirements that the Fund receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund s investments in stock, securities, and foreign currencies (the "90% Test"), and that the Fund derive less than 30% of the Fund s gross income from the sale or other disposition of any of the following instruments which was held less than three months (the "30% Test"): (i) stock or securities; (ii) options, futures, or forward contracts; or (iii) foreign currencies (or options, futures, or forward contracts on such foreign securities).

  Satisfaction of the 90% Test will impose limitations on the investment strategies that may be pursued by the Fund. Income from investments in precious metals, minerals, and coins will not  be  qualifying  income  for  purposes  of  the  90%  Test.
  Therefore, the Fund will seek to limit its investment transactions in precious metals, minerals, and coins so as to avoid a violation of the 90% Test.

  <REDLINE>

  Under current law, dividends derived from interest and dividends received by the Fund, together with distributions of any short-terms capital gains, are taxable to the shareholders as ordinary income at Federal income tax rates of up to 39.6% whether or not such dividends and distributions are reinvested in shares of the Fund or are received in cash.

  The larger the volume of redemptions or exchanges of the Fund's shares the more difficult it will be for the Fund to satisfy the 30% Test. To minimize the risk of failing the 30% Test, the Fund intends to satisfy obligations in connection with redemptions and exchanges first by using available cash or borrowing facilities and by selling securities that have been held for at least three months or as to which there will be a loss or the smallest gain. If the Fund also must sell securities that have been held for less than three months, then, to the extent possible, the Fund will seek to conduct such sales in a manner that will allow such sales to qualify for a special provision in the Code that excludes from the 30% Test any gains resulting from sales made as a result of "abnormal redemptions." Notwithstanding these actions, there can be no assurance that the Fund will be able to satisfy the 30% Test. For additional information concerning this special Code provision, see "Taxes" in the Statement of Additional Information.

  Under current law, distributions of net long-term gains, if any, realized by the Fund and designated as capital gains distributions will be taxed to shareholders as long-term capital gains regardless of the length of time the shares have been held. Currently, long-term capital gains of individual investors are taxed at Federal income tax rates of up to 28%. Statements as to the Federal tax status of shareholders dividends and distributions will be mailed annually. Shareholders should consult their tax advisors concerning the tax status of the Fund s dividends in their own states and localities.

  Ordinary dividends paid to corporate or individual residents of foreign countries are generally subject to a 30% withholding tax. The rate of withholding tax may be reduced if the United States has an income tax treaty with the foreign country where the recipient resides. Capital gains distributions received by foreign investors should, in most cases, be exempt from U.S. tax. A foreign investor will be required to provide the Fund with supporting documentation in order for the Fund to apply a reduced rate or exemption from U.S. withholding tax.

  Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, a Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

  <\REDLINE>

  ORGANIZATION OF THE TRUST

  The Trust was organized as a business trust under the laws of Delaware on March 12, 1992, and may issue an unlimited number of shares of beneficial interest in one or more investment portfolios or Funds. While only shares of four Funds are presently being offered, the Board of Trustees may authorize the issuance of shares of additional Funds if deemed desirable. Shares of each Fund have equal noncumulative voting rights as to dividends, assets and liquidation of such Fund. Under Delaware law, the debts or other obligations that exist with respect to a particular Fund of the Trust are enforceable against the assets of such Fund only and not against the assets of the Trust generally.

  The Trust is not required to hold annual shareholders' meetings. The Trust will, however, hold special meetings as required or deemed desirable by the Board of Trustees for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. Shareholders will vote by Fund and not in the aggregate except when voting in the aggregate is permitted under the 1940 Act, such as for the election of Trustees. Matters that affect only one Fund may include changing the Fund's fundamental investment policies or changing the investment advisory contract as the contract relates to that Fund.

  A meeting may also be  called by shareholders holding  at least
  10% of the shares entitled to vote at the meeting for the purpose of voting upon the removal of Trustees.

                              CONTENTS

                                                             Page

  Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . .
  Financial Highlights  . . . . . . . . . . . . . . . . . . . .
  Management's Discussion of
    Fund Performance  . . . . . . . . . . . . . . . . . . . . .
  Investment Objective and Policies . . . . . . . . . . . . . .
  Special Considerations  . . . . . . . . . . . . . . . . . . .
  Investment Techniques . . . . . . . . . . . . . . . . . . . .
  Fund Classification . . . . . . . . . . . . . . . . . . . . .
  Portfolio Turnover and Execution  . . . . . . . . . . . . . .
  Management of the Trust . . . . . . . . . . . . . . . . . . .
  Performance Data  . . . . . . . . . . . . . . . . . . . . . .
  How to Invest in the Trust  . . . . . . . . . . . . . . . . .
  How to Redeem an Investment
    (Withdrawals) . . . . . . . . . . . . . . . . . . . . . . .
  Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . .
  Low Balance Account Fee . . . . . . . . . . . . . . . . . . .
  Tax-Sheltered Retirement Plans  . . . . . . . . . . . . . . .
  Dividends and Distributions . . . . . . . . . . . . . . . . .
  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .
  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Organization of the Trust . . . . . . . . . . . . . . . . . .

  <REDLINE>

                                                       CAPPIELLO-
                                                         RUSHMORE
                                                            TRUST
                                                        Gold Fund


                                                       PROSPECTUS
                                                October ___, 1995

  <\REDLINE>

  <REDLINE>

                               PART B

  <\REDLINE>

  <REDLINE>

                      CAPPIELLO-RUSHMORE TRUST
                            Growth Fund
                        Emerging Growth Fund
                        Utility Income Fund
                             Gold Fund
          4922 Fairmont Avenue, Bethesda, Maryland  20814
                           (800) 343-3355
                           (301) 657-1500



                STATEMENT OF ADDITIONAL INFORMATION


       The Cappiello-Rushmore Trust (the "Trust") is a no-load, open-end, non-diversified management investment company consisting of four separate funds: the Utility Income Fund, the Growth Fund, the Emerging Growth Fund, and the Gold Fund (the "Funds"). Each Fund has its own investment objectives and policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares.

       This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Trust's prospectuses, each dated October __, 1995. Copies of the Trust's prospectuses may be obtained without charge by writing or telephoning the Trust at the above address or telephone number.

       The date of this Statement of Additional Information is October __, 1995.

  <\REDLINE>

  <REDLINE>


                         STATEMENT OF ADDITIONAL INFORMATION

                                  TABLE OF CONTENTS


                                     Cross Reference to Related Item in
                                     Prospectuses


                                                                      Page in
                                                                    Growth Fund,
                                                                      Emerging
                                        Page in                     Growth Fund,
                                      Statement of     Page in      and Utility
                                       Additional     Gold Fund     Income Fund
                                      Information    Prospectus      Prospectus
   Investment Objectives and
       Policies

   Investment Limitations

   Redemptions of Shares
   Tax-Deferred Retirement Plans

   Management of the Trust
   Principal Holders of Securities

   Calculation of Return Quotations

   Investment Advisory and
     Other Services
   Net Asset Value

   Taxes
   Auditors and Custodian

   Financial Statements

  <\REDLINE>

  INVESTMENT POLICIES

  Repurchase Agreements

  Each Fund of the Trust may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Trust's custodian bank until repurchased. In addition, the Board of Trustees will monitor the Trusts' repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Trust. No more than an aggregate of 10% of a Fund's assets, at the time of investment, will be invested in repurchase agreements having maturities longer than seven days and illiquid securities.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

  Lending of Securities

  Each Fund of the Trust may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently requires that (a) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis),
  (c) the loan be made subject to termination by the Trust at any time and (d) the Fund receives reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

  At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

  Options Transactions

  Purchasing Call and Put Options. The Growth Fund, Emerging Growth Fund, and Utility Income Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options could be purchased for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. Before purchasing call options, the Funds could benefit from any significant increase in the price of the underlying security to a greater extent then had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

  Conversely, put options could be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of the Funds' assets generally. Alternatively, put options could be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase of put options for capital risk appreciation involves the same significant risk of loss as described above for call options.

  In any case, the purchase of options for capital appreciation would increase the Funds' volatility by increasing the impact of changes in the market price of the underlying securities on the Funds' net asset value.

  The Registrant does not intend to invest more than 5% of the assets of any Fund in purchasing put or call options.

  Writing Call and Put Options. The Growth Fund, the Utility Income Fund, and the Gold Fund may write (sell) covered call options and secured put options. The Emerging Growth Fund will not engage in option transactions. By writing a call option, the Funds become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By writing a put option, the Funds become obligated during the term of the option to purchase the securities underlying the option at the exercise price. The Funds will be considered secured in respect to put options they write if they maintain on deposit with their custodian bank liquid high quality debt securities having a value equal to the exercise value of the option.

  During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date the one previously sold. Once an option has been exercised, the writer of the option may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

  The principal reason for writing call options on stocks held by the Growth Fund and the Utility Income Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of the premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

  Investment in Foreign Securities

  Each of the Funds may invest up to 20% of its total assets in securities of foreign issuers which are traded on a recognized U.S. securities exchange or in dollar denominated American Depository Receipts ("ADR's"). Investing in foreign companies may involve risks not typically associated with investing in United States' companies. There is generally less publicly available information about foreign companies and other issuers comparable to reports and ratings that are published about issuers in the United States. Foreign issuers are also not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States issuers.

  Foreign securities markets are generally not as developed or as efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commission on United States exchanges, although each Fund will endeavor to achieve the most favorable net results on its portfolio transaction. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United Sates.

  With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect United States investment in those countries. Moreover, individual foreign economies may differ favorable or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

  The dividends and interest payable in certain foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S federal income tax purposes for his or her proportionate share of taxes paid by each of the Funds.

  Futures Contracts on Metals and Related Options

  The Gold Fund may enter into a metals futures contract or a related option in order to profit from fluctuations in the price of the metal without necessarily buying or selling the metal or other portfolio assets. For example, if the Fund expects gold prices to increase, the Fund might purchase gold futures contracts in anticipation of the future purchase of gold or gold-related securities. Such a purchase would have much the same effect as the Fund actually buying gold. If gold prices increase as anticipated, the value of the gold futures contracts would increase at approximately the same rate.

  No consideration is paid or received by the Fund upon the purchase of a metals futures contract. Initially, the Fund will be required to deposit with a broker an initial margin amount in cash equivalents, such as U.S. Government securities or high-grade debt obligations. This initial margin amount is subject to change by the exchange on which the contract is traded and brokers may require a higher amount. The initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming that all of the Fund's contractual obligations have been satisfied. Subsequent payments to and from the broker (known as maintenance margin) will be made daily as the price of the commodity underlying the futures contract fluctuates, making the Fund's positions in the futures contract more or less valuable. This process is known as "marking-to-market." Because the value of an option on a futures contract is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract, however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

  There are several risks in connection with the use of metals futures contracts and related options. Successful use of futures contracts and related options by the Fund is subject to the ability of the Fund's investment adviser to predict correctly movements in the price of the commodity and other factors affecting markets for the commodity. These predictions involve skills and techniques that are different from those generally involved in the management of the Fund. In addition, there can be no assurance that there will be a correlation between movements in the price of futures contracts or an option on a futures contract and movements in the price of the underlying assets.

  At any time prior to the expiration of a futures contract or an option on a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the
  contract.    Positions  in futures  contracts  and  options  on
  futures contracts may be closed out only on the exchange on which the futures contracts and related options were entered into (or through a linked exchange). Although the Fund intends to purchase futures contracts and related options only if there is an active market for the contracts or the related options, there is no assurance that an active market will exist for the contracts or the related options at any particular time. Most futures exchanges limit the amount of fluctuation that is permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of maintenance margin, and an increase, if any, in the value of the portion of the portfolio being hedged may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the assets being hedged will, in fact, correlate with the price movements in a futures contract or an option thereon and, thus, provide an offset to losses on the futures contract or the related option.

  If the Fund has hedged against the possibility of a change in the price of the commodity adversely affecting the value of the Fund's assets, and prices move in a direction opposite to that which was anticipated, the Fund will probably lose part or all of the benefit of the increased value of the assets hedged because of offsetting losses in the Fund's futures positions. In addition, in such a situation, if the Fund has insufficient cash, the Fund might have to sell assets to meet daily maintenance margin requirements at a time when it would be disadvantageous for the Fund to do so. These sales of assets could, but will not necessarily, be at increased prices which reflect the change in the value of the underlying commodity.

  Portfolio Transactions

  Brokerage commissions will normally be paid on a Fund's common stock. A high portfolio turnover as a result of stock transactions will lead to higher portfolio expenses. Management, however, anticipates that portfolio turnover will not exceed 75% annually.

  As provided in the Management Contract between the Trust and McCullough, Andrews, & Cappiello, Inc. ("MAC"), MAC makes investment decisions and decisions as to the execution of portfolio transactions for each Fund. Transactions on stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets. The best price available is sought by MAC. This price may or may not include an undisclosed dealer commission or markup. In underwritten offerings, the price paid by a Fund includes a fixed commission or discount retained by the underwriter or dealer.

  MAC, in effecting purchases and sales of portfolio securities for the account of a Fund, places orders for the purchase and sale of portfolio securities in such a manner as in its opinion will offer the best price and market for the execution of each transaction. In selecting broker-dealers and in negotiating commission, MAC considers several factors including the size of and difficulty of the order, the firm's reliability, its financial conditions, its general execution and operational capabilities, and the brokerage and research services furnished by such firms to MAC. The term "brokerage and research services" includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. MAC is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of brokerage and research services, except that MAC may do so to obtain better execution of a particular transaction. Although certain brokerage and research services from brokers and dealers are useful to the Funds and MAC, it is the opinion of MAC that such information is only supplementary to MAC's own research effort, since the information must still be analyzed, weighed and reviewed by MAC's staff. Such information may be useful to MAC in providing services to clients other than the Trust and not all such information is used by MAC in connection with the Trust. Conversely, such information provided to MAC by brokers and dealers through whom the other clients of MAC effect securities transactions may be useful to MAC in providing services to the Trust. While MAC is responsible for the placement of the Trust's transactions, the policies and practices of MAC in this regard must be consistent with the foregoing and will at all times be subject to review by the Board of Trustees of the Trust.

  INVESTMENT LIMITATIONS

  The following restrictions and fundamental policies cannot be changed without approval of the holders of a majority of the outstanding shares of each portfolio (as defined in the Investment Company Act of 1940).

  Each Fund may not under any circumstances:

     1.  change its investment objective;

     2. lend money to any person except (i) by purchasing a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) which are publicly distributed or customarily purchased by institutional invests, and (ii) as provided under "Lending of Securities";

     3. purchase securities on margin or sell securities short except that a Fund may sell short against the box;

     4. borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 5% of the total assets of a Fund, taken at market value;

     5. issue senior securities or mortgage, pledge, hypothecate or otherwise encumber its assets, except insofar as any Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with restriction
     (4), (ii) that the Fund may issue senior securities in connection with foreign currency exchange transactions and transactions in options, futures, options on futures, and other similar investments, and (iii) as otherwise permitted herein;

     6.  underwrite the securities of other issuers;

     7. invest for the purpose of controlling management of any company;

     8. invest its assets in securities of other investment companies except by purchase in the open market involving only customary broker's commission or as part of a merger, consolidation, reorganization or purchase of assets approved by the portfolio's shareholders; or

     9. invest in commodities or purchase real estate, although it may purchase securities of companies which deal in real estate or interest therein, except that this shall not prevent the Gold Fund from (i) trading in futures contracts and options on futures contracts or (ii) investing in precious metals and precious minerals.

  In addition, the Growth and Emerging Growth Funds will not concentrate in any particular industry.

  The following restrictions are not fundamental and may be changed by the Board of Trustees:

  Each Fund may not:

     1. purchase more than 10% of the outstanding voting securities of any company;

     2. purchase or retain securities of an issuer if those officers and Trustees of the Trust owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     3. invest more than 5% of total assets in securities of companies which have (with predecessor) a record of less than three years' continuous operation;

     4. invest in oil, gas or mineral leases or exploration or development programs;

     5. invest more than 5% of its net assets in securities of other investment companies;

     6. invest more than 5% of the value of the Fund's net assets in warrants valued at lower of cost or market. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange;

     7. invest more than 15% of the Fund's net assets in illiquid securities; or

     8. purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

  The above-mentioned investment limitations are considered at the time investment securities are purchased.

  REDEMPTION OF SHARES

  Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practical for the Trust to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

  The Trust has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limit may be paid on whole or in part, in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Trust. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Net Asset Value" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

  TAX-DEFERRED RETIREMENT PLANS

  <REDLINE>

  Four tax-deferred retirement plans are available to investors. Forms for establishing retirement plan accounts are available by writing or calling the Fund at 1-800-532-2268 or 301-951-6963. An annual maintenance fee and an account liquidation fee is charged on all such accounts.

  <\REDLINE>

  Individual Retirement Accounts (IRAs)

  Regular, "rollover" and Simplified Employee Pension (SEP) IRA accounts are available. Regular IRA contributions may be wholly or partially deductible for Federal income tax purposes depending on the investor's adjusted gross income and whether the investor is a participant in a employer sponsored retirement plan.

  Pension/Profit Sharing Plans

  The Fund offers defined contribution plans suitable for self-employed individuals or businesses. A separate account may be established for each employee. Statutory vesting options are contained in these plans.

  <REDLINE>

  401(k) Plans

  A 401(k) plan is available for businesses. Such plans provide for both employee and employer contributions and are adopted in conjunction with a Fund profit-sharing plan. The Fund does not act, however as administrator for 401(k) plans. Administration of a 401(k) plan would be the responsibility of the sponsoring organization.

  <\REDLINE>

  403(b) Plans

  A 403(b) plan is available for qualifying non-profit, tax-exempt organizations such as public education institutions, medical or church organizations. Separate amounts are established for each employee and savings and earnings accumulate tax-deferred until withdrawn. Typically, employees do not contribute to 403(b) plans.

  MANAGEMENT OF THE TRUST

  The names and  addresses of the  trustees and  officers of  the
  Trust,  together  with   information  as  to  their   principal
  business occupations during the past five years, are set forth below.

  <REDLINE>

  *Frank A. Cappiello, 69 - Trustee. Chairman of the Board. President of McCullough, Andrews & Cappiello, Inc., registered investment advisers since 1983. Address: Greenspring Station, Suite 250, 10751 Falls Road, Lutherville, MD 21093.

  Peter J. DeAngelis, 59 - Trustee. President of PDA Associates, Inc., a financial consulting and investment firm, since 1974; President of Dow Beaters, Inc., a registered investment advisor, since 1977. Address: P.O. Box 284, Ironia, NJ 07845

  *Daniel L. O'Connor, 53 - Trustee. President and Treasurer. Since 1975, the General Partner of Money Management Associates, a registered investment adviser. Address: #2201 East Tower, 4000 North Ocean Drive, Singer Island, FL 33404.

  Bruce C. Ellis, 50 - Trustee. Vice President, LottoPhone, Inc., a telephone state lottery service, since September 1991. Vice President, Shoppers' Express, December 1987 - December 1991. Vice President, Ridgewell's Caterers from January 1972 to December 1987. Address: 7108 Heathwood Court, Bethesda, MD 20817

  Peter B.  Petersen, 62 -  Trustee. Professor of Management  and
  Organization  Theory,  Johns  Hopkins  University  since  1979.
  Address:  Johns  Hopkins   University,  School  of   Continuing
  Studies, Shaffer Hall 203, Baltimore, MD  21216.

  Leo Seybold, 81 - Trustee.   Retired 1988.   Formerly Executive
  Vice President  and  General Counsel,  U.S. Travel  Affiliates,
  Inc.  from  1979  to  1988.    Address:  5804  Rockmere  Drive,
  Bethesda, MD  20816.

  David H. Andrews, CFA, 66  - Vice President.  Vice  Chairman of
  McCullough,  Andrews  &  Cappiello.    Address  101  California
  Street, San Francisco, CA  94111.

  Robert F.  McCullough, CPA, 63  - Vice President.   Chairman of
  McCullough,  Andrews  &  Cappiello.    Address  101  California
  Street, San Francisco, CA  94111.

  Timothy  N. Coakley,  CPA,  28 -  Controller.   Formerly  Audit
  Manager,  Deloitte &  Touche LLP  until 1994.   Address:   4922
  Fairmont Avenue, Bethesda, MD  20814.

  Stephenie E. Adams, 26 - Secretary. Director of Marketing, Rushmore Services, Inc., from July 1994 to Present. Regional Sales Coordinator, Media General Cable, from June 1993 to June 1994. Graduate Student, Northwestern University, Evanston, Illinois, M.S., from September 1991 to December 1992. Student, Stephens College, Columbia, Missouri, B.A., from
  August  1987 to  May  1991.   Address:   4922  Fairmont Avenue,
  Bethesda, MD  20814.

  <\REDLINE>

  * Indicates interested person

  PRINCIPAL HOLDERS OF SECURITIES

  <REDLINE>

  On October 9, 1995, there were outstanding 2,120,048, 1,496,441, 3,787,995, and 689,556 shares of the Utility Income Fund, the Growth Fund, the Emerging Growth Fund, and the Gold Fund, respectively. Charles Schwab & Co., San Francisco,
  California owned for the benefit of others 35.93%, 25.02%, 40.69%, and 22.33% of the Utility Income Fund, the Growth Fund, the Emerging Growth Fund, and the Gold Fund respectively. National Automobile Dealers Association, McLean, Virginia, owned 18.22% of the Growth Fund. National Financial Services Corporation, New York, New York, owned for the benefit of others, 12.69% and 30.14% of the Emerging Growth Fund and Utility Income Fund, respectively. FTC & Company, Denver, Colorado, and Donaldson, Lufkin and Jenrette, Jersey City, New Jersey owned for the benefit of others, 8.08% and 5.47% of the Emerging Growth Fund, respectively. Robert Prechter, Gainesville, Georgia, and Harold Cleaveland,
  Houston, Texas owned 6.19% and 5.53% of the Gold Fund, respectively. Officers and Trustees of the Trust, as a group, own less than 1% of the shares outstanding.

  <\REDLINE>

  CALCULATION OF RETURN QUOTATIONS

  <REDLINE>

  For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Fund advertising performance must include total return quotes calculated according to the following formula:

                           P (1+T)n = ERV

  Where:    P  = a hypothetical initial payment of $1,000;

            T  = average annual total return;

            n  = number of years (1, 5, or 10); and

           ERV = ending   redeemable  value   of  a  hypothetical
                 $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

  Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Funds. In calculating the ending redeemable value, all dividends and distributions by the Funds are assumed to have been reinvested at net asset value as described in the Funds' Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

  The Funds, from time to time, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Funds with other measures of investment return. For example, in comparing the total return of the Funds with data published by Lipper Analytical Services, Inc., or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, the Funds calculate their aggregate total return for the specified periods of time by assuming the investment of $10,000 in a Fund's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.

  The average annual compounded rates of return for the one year period ended June 30, 1995, assuming the reinvestment of all dividends and distributions, for the Growth Fund, Emerging Growth Fund, Utility Income Fund, and Gold Fund were 32.65%, 43.71%, 16.62%, and 3.89%, respectively. The average annual compounded rates of return, assuming the reinvestment of all dividends and distributions, for the Growth Fund, Emerging Growth Fund, and Utility Income Fund were 15.04%, 16.40%, and 1.78%, respectively, for the period commencing October 6, 1992 and ending June 30, 1995, and for the Gold Fund was -0.84% for the period commencing March 7, 1994 and ending June 30, 1995.

  In addition to the total return quotations discussed above, the Funds also may advertise their yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of a Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                     YIELD =  2[(a-b/cd+1) 6-1]

  Where:    a =  dividends  and  interest earned  during the
                 period;

            b = expenses accrued for the period (net of reimbursements);

            c =  the   average   daily   number  of   shares
                 outstanding during the period that were entitled to receive dividends; and

            d = the maximum offering price per share on the last day of the period.

  <\REDLINE>

  INVESTMENT ADVISORY AND OTHER SERVICES

  <REDLINE>

  The four Funds of the Trust receive investment advisory services from McCullough, Andrews & Cappiello, Inc., whose principal location is 101 California Street, Suite 4250, San Francisco, California 94111 and who has an office at Greenspring Station, Suite 250, 10751 Falls Road, Lutherville, Maryland 21093. Pursuant to the investment advisory contract between the Trust and MAC, the Growth Fund and the Emerging Growth Fund pay MAC an investment advisory fee at an annual rate of 0.50% of the net assets of each Fund. The Utility Income Fund pays MAC at an annual rate of 0.35% of the net assets of the Fund. The Gold Fund pays MAC at an annual rate of 0.70% of the net assets of the Fund. MAC manages the investment and reinvestment of the assets of each Fund in accordance with its investment objective, policies and limitations, subject to the general supervision and control of the Trust's officers and Board of Trustees. MAC bears all costs associated with providing these services. For the fiscal years ended June 30, 1995, 1994, and 1993, the Funds paid the following investment advisory fees to MAC:

                                 1995     1994      1993

       Growth Fund             $ 67,000  $32,268   $1,276
       Emerging Growth Fund    $126,202  $67,592   $1,796
       Utility Income Fund     $ 55,310  $36,042   $2,086
       Gold Fund               $ 44,448  $13,482     ---


  <\REDLINE>

  MAC is owned by its three principals: Robert F. McCullough, C.P.A., David H. Andrews, C.F.A., and Frank A. Cappiello. In addition to providing investment advisory services to the
  Trust, MAC manages investment portfolios for employee retirement plans, charitable foundations, endowments, taxable corporations and individuals.

  <REDLINE>

  The Trust has contracted with Money Management Associates ("Administrator") to provide administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and .70% of the daily net assets of the Utility Income Fund. For the fiscal years ended June 30,
  1995, 1994, and 1993, the Funds paid the following administrative services fees to the Administrator:

                               1995      1994      1993

       Growth Fund             $134,001  $ 64,535  $2,553
       Emerging Growth Fund    $252,403  $135,183  $3,594
       Utility Income Fund     $110,619  $ 72,084  $4,078
       Gold Fund               $ 63,496  $ 19,260    ---

  The Administrator is responsible for all costs of the Funds including costs of registration of the Trust and the Funds' shares with the Securities and Exchange Commission and the various states, all expenses of dividend and transfer agent services, outside auditing and legal fees, costs of maintenance of business trust existence, preparation of prospectuses including printing and distribution thereof to existing and potential shareholders, shareholder reports, shareholder meetings, portfolio pricing services and all costs incurred in providing the custodial services.

  Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("RTS"), a wholly owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets.

  The investment advisory agreement and the administrative services agreement described above continue in effect from year to year, if specifically approved at least annually by a vote cast in person at a meeting called for such purpose of a majority of the Trustees, and a majority of the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees"). The contracts may be terminated by either party thereto, by the Independent Trustees of the Trust or by a vote of the holders of a majority of the outstanding securities of a Fund at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of an assignment. Termination will not affect the right of the Adviser or the Administrator to receive payment of any unpaid balance of the compensation earned prior to termination.

  <\REDLINE>

  NET ASSET VALUE

  The net asset value of each Fund's shares will be determined daily as of 4:00 p.m., Eastern time, except on customary national business holidays which result in the closing of the New York Stock Exchange and on weekends. The net asset value per share of a Fund is calculated by dividing the Fund's net worth by the number of outstanding shares. Listed securities will be valued at their last sales price on the New York Stock Exchange and other major exchanges. Over-the-counter securities shall be valued at their last sales price. Options and futures contracts are valued at the last sales price as of the close of trading on the applicable exchanges. If market quotations are not readily available, the Board of Trustees will value the portfolios' securities in good faith. Gold and other precious metals are valued daily at fair market value, based upon price quotations in common use, in such manner as the Trustees from time to time (not less frequently than quarterly) determines in good faith to most accurately reflect their fair value. The Trustees will periodically review these methods of valuation and recommend changes which may be necessary to assure that the portfolios' instruments are valued at fair value.

  TAXES

  <REDLINE>

  Each Fund will seek to qualify for treatment as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code").
  Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund must generally distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test").

  In addition, under the Code, a Fund will not qualify as a RIC for any taxable year if more than 30% of the Fund's gross income for that year is derived from gains on the sale of securities held less than three months (the "30% Test"). These requirements may also restrict the extent of a Fund's activities in option and other portfolio transactions. Specifically, the 30% Test will limit the extent to which a Fund may: (i) sell securities held for less than three months; (ii) write options which expire in less than three months; and (iii) effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. Finally, as discussed below, this 30% Test requirement also may limit investments by a Fund in futures contracts and options on stock indexes, securities, and futures contracts.

  When the Gold Fund is required to sell securities to meet significant redemptions or exchanges, the Gold Fund may enter into futures contracts as a hedge against price declines in the securities to be sold. Gains realized by the Gold Fund upon closing out the Gold Fund's position in these contracts are subject to the 30% Test. Ordinarily, these gains could not be offset by declines in the value of the hedged securities for purposes of the 30% Test. Section 851(g)(1) of the Code, however, provides that, in the case of a "designated hedge," for purposes of the 30% Test, increases and decreases in value (during the period of the hedge) of positions which are part of the hedge are to be netted. Section 851(g)(2) of the Code provides that a "designated hedge" exists when: (i) the taxpayer's risk of loss with respect to any position in property is reduced by reason of a contractual obligation to sell substantially identical property; and (ii) the taxpayer clearly identifies the positions which are part of the hedge in the manner prescribed in Internal Revenue Service ("IRS") regulations.

  IRS regulations have not yet been issued specifying how this identification requirement can be satisfied. The legislative history with respect to Section 851(g) states that, prior to issuance of regulations, the identification requirement is satisfied either by: (i) placing the positions that are part of the hedge in a separate account that is maintained by a broker, futures commission merchant ("FCM"), custodian, or similar person, and that is designated as a hedging account, provided that such person maintaining such account makes notations identifying the hedged and hedging positions and the date on which the hedge is established; or (ii) the designation by such a broker, FCM, custodian, or similar person of such positions as a hedge for purposes of these provisions, provided that the RIC is provided with a written confirmation stating the date that the hedge is established and identifying the hedged and hedging positions.

  When the Gold Fund enters into futures contracts to hedge against price declines of securities to be sold, the Gold Fund may identify such securities and contracts as a hedge so as to qualify under Section 851(g)(1) of the Code. There can be no assurances, however, that the Gold Fund (or such Fund's agents) will be able to comply with the identification requirements that may be contained in future IRS regulations. Moreover, the netting rule of Section 851(g)(1) is available only if the securities to be sold and the property subject to the futures contracts constitute "substantially identical" property. The Gold Fund generally intends to sell pro rata the securities being hedged, but it is unclear whether the securities and the futures contracts would constitute "substantially identical" property.

  To minimize the risk that it will not satisfy the 30% Test because of frequent redemptions and exchanges of shares that may occur, each Fund will seek to meet its obligations in connection with redemptions and exchanges without the realization of gains on the sales of stock or securities, options, futures or forward contracts, or foreign currencies (or options, futures contracts, or forward contracts on such foreign currencies). In this regard, each Fund will seek (consistent with its investment strategies) to use available cash, proceeds of borrowing facilities, proceeds of the sale of stock or securities, options, futures or forward contracts, or foreign currencies (or options, futures contracts, or forward contracts on such foreign currencies) that have been held for three months or more, and the proceeds of the sale of such assets that produce either no gain or the smallest amount of such gain.

  Section 851(h)(3) of the Code also provides a special rule for series mutual funds with respect to the 30% Test. Pursuant to
  Section 851(h)(3), a RIC that is part of a series fund will not fail the 30% Test as a result of sales made within five days of "abnormal redemptions" if: (i) the sum of the percentages for abnormal redemptions exceeds 30%; and (ii) the RIC of which such fund is a part would meet the 30% Test if all the funds of the investment company were treated as a single corporation. Abnormal redemptions are defined as redemptions which occur on any day when net redemptions exceed one percent of net asset value. If abnormal redemptions require a Fund to sell securities with a holding period of less than three months, the Fund intends to make those sales within five days of such redemptions so as to qualify for the exclusion afforded by Section 851(h)(3) of the Code if it is possible to do so.

  If a Fund does not satisfy the 30% Test for any taxable year of the Fund, that Fund will not qualify as a RIC for that year. If a Fund fails to qualify as a RIC for any taxable year, the Fund would be taxed in the same manner as an ordinary corporation. In that event, the Fund would not be entitled to deduct the distributions which the Fund had paid to shareholders and, thus, would incur a corporate income tax liability on all of the Fund's taxable income whether or not distributed. The imposition of corporate income taxes on the

  Fund would directly reduce the return to an investor from an investment in the Fund.

  In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to shareholders as ordinary income and would be eligible for the dividends-received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

  If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or re-qualify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the IRS interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to re-qualify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to re-qualify as a RIC.

  If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in its net asset value.

  As a RIC, each Fund will not be subject to Federal income taxes on the net investment income and capital gains that it distributes to its shareholders. The distribution of net investment income and capital gains will be taxable to shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Shareholders of a Fund will be notified annually by the Trust as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

  A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

  If a call option written by a Fund expires, the amount of the premium received by such Fund for the option will be short-term capital gain to such Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss to such Fund. If the holder of a call option exercises its right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on such Fund's holding period for the underlying security.

  With respect to call options purchased by a Fund, such Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on such Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock so acquired.

  A Fund in its operations may also utilize options on stock indexes. Options on broadbased stock indexes are classified
  as nonequity  options  under the  Code.    As such,  gains  and
  losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter blended gain or loss). In addition, any option held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

  A Fund's trading strategies involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may effect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions.

  A Fund's transactions in options could, under some circumstances, preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

  <\REDLINE>

  AUDITORS AND CUSTODIAN

  Deloitte & Touche LLP, independent certified public accountants, are the auditors of the Trust and are responsible for auditing the annual financial statements of the Trust. Rushmore Trust and Savings, FSB, Bethesda, Maryland, acts as the custodian for the Trust and is responsible for safeguarding and controlling the Trust's cash and securities, handling the securities and collecting interest on the Fund's investments.

  <REDLINE>

  FINANCIAL STATEMENTS

  The Financial Statements (audited) of the Trust for the fiscal year ended June 30, 1995, are incorporated by reference from the Trust's 1995 Annual Report to Shareholders. Copies of the Trust's Annual Report may be obtained without charge by contacting the Trust at 4922 Fairmont Avenue, Bethesda, Maryland 20814, or by telephoning the Trust at (800) 622-1386 or (301) 657-1510.

  <\REDLINE>

  ----------------------------------------------------------------------------
                                           ANNUAL REPORT, June 30, 1995

                                             CAPPIELLO-RUSHMORE TRUST
                                     4922 FAIRMONT AVENUE, BETHESDA, MD 20814
      [ART]                               (800) 622-1386  (301) 657-1510
  -----------------------------------------------------------------------------

  Dear Fellow Investor:

    This is the Cappiello-Rushmore Trust's third annual report and the results are, in varying degrees, most positive and gratifying. The Funds' performances for the fiscal year ended June 30, 1995 were as follows:

  ------------------------------------------------------------------------------

                              TOTAL RETURN COMPARISON
         (Average annual total return for the period ended June 30, 1995)

                                                              Since
                                                   One Year Inception*
                                                   -------- ----------
          Cappiello-Rushmore Emerging Growth Fund   43.71%    16.40 %
          Cappiello-Rushmore Growth Fund            32.65%    15.04 %
          Cappiello-Rushmore Utility Income Fund    16.62%     1.78 %
          Standard & Poor's 500 Index               26.07%    14.40 %
          Cappiello-Rushmore Gold Fund               3.89%    (0.84)%
          Standard & Poor's 500 Index               26.07%    15.63 %

  Returns are historical and include changes in principal and reinvested dividends and capital gains. Your return and principal will vary and you may have a gain or loss when you sell shares.

  *Inception dates: October 6, 1992 for the Emerging Growth Fund, Growth Fund and Utility Income Fund; Gold Fund inception March 7, 1994.

  -----------------------------------------------------------------------------

    Propelled by falling interest rates and rising corporate earnings, the stock market has set a series of record highs measured by nearly all market indices. Technology stocks and large capitalization industrial stocks were the leading groups while utilities were among the laggards. All of the Cappiello-Rushmore Funds' results were positive, with three of the four Funds' performances in the double digit category.

                      CAPPIELLO-RUSHMORE EMERGING GROWTH FUND

    The Emerging Growth Fund enjoyed a superior year with a total return of more than 43%. The Fund surpassed the unmanaged Standard & Poor's 500 Stock Index and substantially
  -----------------------------------------------------------------------------
  outperformed the average growth fund which was up 16.9% (Money Magazine's "Money Rankings," August 1995). In fact, according to Money Magazine's "Fund Rankings," the Cappiello-Rushmore Emerging Growth Fund was the 14th best performing growth fund in the U.S. for the six-months ended June 30, 1995.

    Technology stocks led the market to new highs in the first half of 1995, fueled by demand for personal computers, strong growth for wireless communications, and the resulting increased utilization of semi-conductors in homes and businesses. During this period, slightly less than half of the Fund's portfolio was invested in technology stocks (computer software, communications, products and semi-conductors). The majority of the Fund's holdings consisted of a diversified industrial list of small cap companies in sectors such as financial, healthcare services, retail and transportation.

                          CAPPIELLO-RUSHMORE GROWTH FUND

    The Growth Fund's investment objective emphasizes larger capitalization companies, and results last year were more than satisfactory. For the year ended June 30, 1995, the Cappiello- Rushmore Growth Fund was up more than 32%, well above the Standard & Poor's 500 Index and above the average growth fund performance of 16.9% (Money Magazine's "Money Rankings," August 1995). Our focus included technology stocks, such as Motorola and Sun Microsystems, with the majority of the portfolio diversified among a wider range of sectors, from financial (American Express), telecommunications (AT&T), and aerospace (Boeing), to consumer products and services including companies such as Coca Cola, WR Grace and KLM Royal Dutch Airlines.

                      CAPPIELLO-RUSHMORE UTILITY INCOME FUND

    The Utility Income Fund portfolio is concentrated in electric utilities with greater-than-average dividend yields in order to maximize shareholder income. We are pleased to report the Fund's total return (income plus appreciation) was up more than 16% for the year ended June 30, 1995. Even so, when compared historically to the overall equity and bond markets, utility stocks seem undervalued.

    There are several positive factors for utility investors: a stable and declining interest rate trend; signs that the transition to greater utility competition, especially retail wheeling of electricity, is likely to take a number of years to affect the industry; and the successful cost reduction efforts by many utilities, thus improving profits.

    Finally, forthcoming competition in the utility industry has prompted utility management to prepare for a more competitive future. In this environment, consolidation appears inevitable, leading to significant savings. The recent announcement by PECO Energy to purchase nearby PP&L Resources, Inc. in a $3.8 billion takeover is indicative of this forthcoming takeover trend, usually with a significant premium paid to the acquired company's shareholders.

                           CAPPIELLO-RUSHMORE GOLD FUND

    The Cappiello-Rushmore Gold Fund is now more than one year old (the Fund was effective March 7, 1994). The Fund's principal investment objective is to achieve capital appreciation by investing in equity securities of companies engaged in gold and other precious metals' production throughout the world. The Fund is also a hedge against loss of purchasing power through inflation or devaluation of the dollar. Our investment philosophy continues to focus on those companies who have the capacity to increase their profitability per ounce of gold production and to expand the amount of gold produced.

    Currently, the Cappiello-Rushmore Gold Fund is primarily concentrated in North American gold equities. Several factors have contributed to the stocks' positive momentum: an overall strong equity market; improving gold fundamentals; and, a slowing gold supply and rising demand. World gold mine production fell 0.6% in 1994, its first annual decline since 1975. Additionally, official sales of gold by the world's central banks have been moderate by historical terms. The demand side for gold and other precious metals is positive. Rising jewelry fabrication this year is a reflection of the improving economy in the U.S., Europe and parts of Asia. Further, investment demand continues to rise throughout the world, particularly in India and China. Accordingly, this widening supply deficit relative to demand should continue, providing a gradually rising floor to gold prices. Any additional increase in demand due to inflation fears, currency worries, or other negative financial events could accelerate gold's price movement in the months ahead.

                                      OUTLOOK

    To date, the major economic event of 1995 has been visible signs of a slowdown in the economy, adding fuel to the argument that further interest rate increases are unlikely. This helped propel the stock market averages to new highs week after week with market leadership dominated by the blue chip issues. The S&P 500 Index ran well ahead of the other indices. Overall, this year has been an ideal environment for stocks: a slowing, but still vigorous economy, accompanied by falling interest rates, relatively low inflation, rising corporate earnings, and a continuous demand for equities.

    Looking ahead, there is continuing debate regarding whether the market is undervalued or overvalued in terms of price-earnings ratios, price-to-book value, and dividend yield. The current historically low dividend yield may be cause for concern, but we believe that dividends lag earnings. The "steady" growth stocks should continue to expand their dividends and, more importantly, most cyclical industries have the capacity to raise their dividend pay-outs, significantly. We are also disturbed by the pricing mania exemplified by recent initial public offerings. Nevertheless, the economic and financial fundamentals continue to be positive. Our research and observations of companies reinforces our view of a resurgent corporate America. Profits and profit margins have improved dramatically--the pay-off of the investment in new plant and equipment over the past several years.

    Accordingly, one of the keys to successful investing in the months ahead will be the selection of individual stocks that will maintain their profit momentum, as opposed to agonizing over the direction of the overall market. So far, many of the earnings gains of the non-technology stocks have been the result of cost cutting measures, as opposed to gains in market share. In the months ahead, the possibility exists that rising material costs will eventually pressure margins, resulting in an increase in finished goods prices. This ever-present inflationary threat will be the subject of much concern as we enter the Fall.

    The sentiment factor in the market is "encouragingly pessimistic" and almost bearish on the part of investment professionals. The majority believe the market is overpriced. Yet, month after month the market continues to move forward. Both the domestic economy and the stock market should continue their trends--although at a more moderate pace and with a possible price correction along the way. The pessimistic sentiment coupled with a moderating trend in the economy is positive for stocks in the months ahead.

                                        /s/ Frank A. Cappiello

                                            Frank A. Cappiello
                                            Chairman, Cappiello-Rushmore Trust
                                            August 17, 1995

  June 30, 1995                                     CAPPIELLO-RUSHMORETRUST
  ------------------------------------------------------------------------
  STATEMENTS OF NET ASSETS


  UTILITY INCOME FUND
  ---------------------------------------------------------------------------
                                                                 Market Value
   Shares                                                            (Note 1)
  ---------------------------------------------------------------------------
  COMMON STOCKS
   GAS & ELECTRIC -- 73.88%
    25,000 Allegheny Power Systems, Inc.                         $   587,500
    31,000 Central and South West Corp.                              813,750
    20,000 CMS Energy Corp.                                          492,500
    36,000 Detroit Edison Co.                                      1,062,000






    27,000 Houston Industries, Inc.                                1,137,375
    20,000 Interstate Power Co.                                      482,500
    50,000 Long Island Lighting Co.                                  775,000
    37,500 Potomac Electric Power Co.                                806,250
    25,000 Public Service Co. of Colorado                            812,500
    29,500 Public Service Enterprise Group, Inc.                     818,625
    30,000 Southern Co.                                              671,250
    36,000 Texas Utilities Co.                                     1,237,500
    60,000 TNP Enterprises, Inc.                                     967,500
    22,000 Union Electric Co.                                        819,500
    36,000 United Illuminating Co.                                 1,188,000
                                                                 -----------
                                                                  12,671,750
                                                                 -----------
   NATURAL GAS DISTRIBUTION -- 11.29%
    45,000 Brooklyn Union Gas Co.                                  1,181,250
    40,000 Washington Gas Light Co.                                  755,000
                                                                 -----------
                                                                   1,936,250
                                                                 -----------
   TELEPHONE -- 7.66%
    19,500 Nynex Corp.                                               784,875
    15,000 Southern New England Telecommunications Corp.             528,750
                                                                 -----------
                                                                   1,313,625
                                                                 -----------
   TOTAL COMMON STOCKS -- 92.83% (COST $15,292,884)               15,921,625
                                                                 -----------
  MUTUAL FUNDS -- 2.95%
   504,739 Fund for Government Investors, Inc. (Cost $504,739)       504,739
                                                                 -----------
   TOTAL INVESTMENTS -- 95.78% (COST $15,797,623)                 16,426,364
   OTHER ASSETS LESS LIABILITIES -- 4.22%                            724,485
                                                                 -----------
   NET ASSETS (NOTE 6) -- 100.00%                                $17,150,849
                                                                 ===========
   Net Asset Value Per Share (Based on 1,855,441 Shares
    Outstanding)                                                       $9.24
                                                                 ===========

  GROWTH FUND

  -------------------------------------------------------------
                                                   Market Value
   Shares                                              (Note 1)
  -------------------------------------------------------------
  COMMON STOCKS
   AIRCRAFT -- 1.94%
       6,000 Boeing Co.                            $   375,750
                                                   -----------
   BEVERAGES -- SOFT DRINKS -- 3.30%






      10,000 Coca-Cola Co.                             637,500
                                                   -----------
   CHEMICALS -- 4.44%
      10,000 Engelhard Corp.                           428,750
       7,000 W. R. Grace Co.                           429,625
                                                   -----------
                                                       858,375
                                                   -----------
   COMPUTER AND BUSINESS
    EQUIPMENT -- 13.36%
      20,000 Cisco Systems, Inc.*                    1,011,250
      20,000 Sun Microsystems, Inc.*                   970,000
      20,000 VLSI Technology, Inc.*                    602,500
                                                   -----------
                                                     2,583,750
                                                   -----------
   COMPUTER SOFTWARE INFORMATION
    PROCESSING -- 12.77%
      15,000 Lotus Development Corp.*                  956,250
      20,000 Reynolds & Reynolds Co.                   590,000
      23,000 Shared Medical Systems Corp.              922,875
                                                   -----------
                                                     2,469,125
                                                   -----------
   FINANCIAL -- 10.73%
      15,000 American Express Co.                      526,875
      19,000 Franklin Resources, Inc.                  845,500
      15,000 Student Loan Marketing Association        703,125
                                                   -----------
                                                     2,075,500
                                                   -----------
   FOOD PRODUCTS -- 1.75%
      12,500 Nabisco Holdings Corp.                    337,500
                                                   -----------
   HEALTHCARE -- 9.58%
      12,000 Genentech, Inc.*                          583,500
      20,000 Health Systems International, Inc.*       580,000
      20,000 Horizon/CMS Healthcare*                   357,500
       8,000 United Healthcare Corp.                   331,000
                                                   -----------
                                                     1,852,000
                                                   -----------
   INSURANCE -- 2.02%
      60,000 Reliance Group Holdings, Inc.             390,000
                                                   -----------

  *Non-income producing.
  See Notes to Financial Statements.

  June 30, 1995                                           CAPPIELLO-RUSHMORE
  TRUST
  -------------------------------------------------------------------------

  STATEMENTS OF NET ASSETS (CONTINUED)


  GROWTH FUND (CONTINUED)

  -------------------------------------------------------------------------
                                                               Market Value
   Shares                                                          (Note 1)
  -------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
   RETAIL -- 7.91%
       8,000 Federated Department Stores, Inc.*                $   206,000
      17,000 Gap, Inc.                                             592,875
      50,000 K-Mart Corp.                                          731,250
                                                               -----------
                                                                 1,530,125
                                                               -----------
   SEMICONDUCTORS/COMPONENTS -- 10.73%
      14,000 Micron Technology, Inc.                               768,250
       5,000 Motorola, Inc.                                        335,625
      35,000 National Semiconductor Corp.*                         971,250
                                                               -----------
                                                                 2,075,125
                                                               -----------
   TELECOMMUNICATIONS -- 3.84%
      14,000 AT&T Corp.                                            743,750
                                                               -----------
   TRANSPORTATION -- 6.48%
      20,000 KLM Royal Dutch Airlines*                             652,500
      25,000 Pittston Services Group                               600,000
                                                               -----------
                                                                 1,252,500
                                                               -----------
   TOTAL COMMON STOCKS -- 88.85%
    (COST $13,969,690)                                          17,181,000
                                                               -----------
   WARRANTS -- 3.56%
     100,000 Federated Department Stores, Inc. WTS C* (Cost
              $514,513)                                            687,500
                                                               -----------
   MUTUAL FUNDS -- 6.59%
   1,274,175 Fund for Government Investors (Cost $1,274,175)     1,274,175
                                                               -----------
   TOTAL INVESTMENTS -- 99.00% (COST $15,758,378)               19,142,675
   OTHER ASSETS LESS LIABILITIES -- 1.00%                          193,980
                                                               -----------
   NET ASSETS (NOTE 6) -- 100.00%                              $19,336,655
                                                               ===========






   Net Asset Value Per Share (Based on 1,320,905 Shares
    Outstanding)                                                    $14.64
                                                               ===========


  EMERGING GROWTH FUND
  ----------------------------------------------------------------
                                                      Market Value
   Shares                                                 (Note 1)
  ----------------------------------------------------------------
  COMMON STOCKS
   AEROSPACE -- 1.45%
      24,100 Whittaker Corp.*                         $   530,200
                                                      -----------
   AUTO -- 1.66%
      25,000 Lo-Jack Corp.*                               276,563
      20,000 Safety Components International, Inc.*       330,000
                                                      -----------
                                                          606,563
                                                      -----------
   COMPUTER SOFTWARE -- 11.59%
      82,000 Actel Corp.*                               1,066,000
      10,000 Progress Software Corp.*                     520,000
      35,000 Softkey International, Inc.*               1,115,625
      60,000 System Software Associates, Inc.           1,200,000
      57,000 Trinzic Corp.*                               342,000
                                                      -----------
                                                        4,243,625
                                                      -----------
   COMMUNICATIONS PRODUCTS -- 9.74%
      26,000 Boca Research, Inc.*                         702,000
      30,000 Madge N.V.*                                  840,000
      45,000 Octel Communications Corp.*                1,316,250
      20,000 Sheldahl, Inc.*                              265,000
      30,000 Stanford Telecommunications, Inc.*           442,500
                                                      -----------
                                                        3,565,750
                                                      -----------
   FINANCIAL -- 4.47%
     100,000 First Financial Caribbean Corp.            1,475,000
     106,500 Search Capital Group, Inc.*                  159,750
                                                      -----------
                                                        1,634,750
                                                      -----------
   HEALTHCARE PRODUCTS -- 9.92%
      24,000 Hanger Orthopedic Group, Inc.*                75,000
      60,000 I-STAT Corp.*                              2,190,000
      35,000 KV Pharmaceutical Co., Class A*              288,750
      17,000 Lifequest Medical, Inc.*                      38,250
      50,000 Protein Design Labs, Inc.*                 1,037,500
                                                      -----------






                                                        3,629,500
                                                      -----------

  *Non-income producing.
  See Notes to Financial Statements.

  June  30, 1995                                 CAPPIELLO-RUSHMORETRUST
  --------------------------------------------------------------

  STATEMENTS OF NET ASSETS (CONTINUED)

  EMERGING GROWTH FUND (CONTINUED)

  -------------------------------------------------------------
                                                   Market Value
   Shares                                              (Note 1)
  -------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
   HEALTHCARE SERVICES -- 4.18%
    27,000 Orthodontic Centers of America, Inc.*   $   654,750
    40,000 Pacific Physicians Service, Inc.*           520,000
    10,000 Regency Health Services, Inc.*              105,000
     8,000 Vencor, Inc.*                               252,000
                                                   -----------
                                                     1,531,750
                                                   -----------
   HEALTHCARE SOFTWARE INFORMATION
    PROCESSING -- 5.64%
    40,000 Clinicom, Inc.*                             660,000
    35,000 Shared Medical Systems Corp.              1,404,375
                                                   -----------
                                                     2,064,375
                                                   -----------
   INFORMATION PROCESSING -- 5.44%
    68,850 National Data Corp.                       1,592,156
    25,000 Transaction Network Services, Inc.*         400,000
                                                   -----------
                                                     1,992,156
                                                   -----------
   LEASING -- 2.79%
    75,000 Interpool, Inc.*                          1,021,875
                                                   -----------
   MANUFACTURING -- 2.58%
    42,000 Simula, Inc.*                               945,000
                                                   -----------
   MEDIA -- 5.12%






   200,000 National Media Corp.*                     1,875,000
                                                   -----------
   MISCELLANEOUS -- 3.22%
     4,000 Peak Technologies Group, Inc.*              110,000
    50,000 Uniphase Corp.*                           1,068,750
                                                   -----------
                                                     1,178,750
                                                   -----------
   OIL AND GAS PRODUCTION & SERVICE -- 3.46%
    25,000 Arakis Energy Corp.*                        403,125
   150,000 Global Marine, Inc.*                        862,500
                                                   -----------
                                                     1,265,625
                                                   -----------
   RETAIL -- 6.69%
    95,000 Intertan, Inc.*                             712,500
   211,000 Score Board, Inc.*                        1,213,250
    45,000 Today's Man, Inc.*                          523,125
                                                   -----------
                                                     2,448,875
                                                   -----------


  EMERGING GROWTH FUND (CONTINUED)

  -------------------------------------------------------------------------------
                                                                     Market Value
   Shares                                                                (Note 1)
  -------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
   SEMICONDUCTORS/COMPONENTS -- 11.77%
       5,000 ASYST Technology Corp.*                                 $   185,625
      37,500 Credence Systems Corp*                                    1,134,375
      30,000 Lattice Semiconductor Corp.*                              1,031,250
      50,000 LSI Logic Corp.*                                          1,956,250
                                                                     -----------
                                                                       4,307,500
                                                                     -----------
   TELECOMMUNICATIONS -- 1.25%
      25,000 Metricom, Inc.*                                             375,000
      20,000 Peoples Telephone Co.*                                       83,750
                                                                     -----------
                                                                         458,750
                                                                     -----------
   TRANSPORTATION -- 4.32%
     160,000 Worldcorp, Inc.*                                          1,580,000
                                                                     -----------
   TOTAL COMMON STOCKS -- 95.29% (COST $28,190,408)                   34,880,044
                                                                     -----------
   MUTUAL FUNDS -- 4.86%
    1,782,056 Fund for Government Investors, Inc. (Cost $1,782,056)    1,782,056






                                                                     -----------
   TOTAL INVESTMENTS -- 100.15% (COST $29,972,464)                    36,662,100
   OTHER LIABILITIES LESS ASSETS -- (0.15%)                              (56,324)
                                                                     -----------
   NET ASSETS (NOTE 6) -- 100.00%                                    $36,605,776
                                                                     ===========
   Net Asset Value Per Share (Based on 2,446,753 Shares
    Outstanding)                                                          $14.96
                                                                     ===========

  *Non-income producing.
  See Notes to Financial Statements.

June 30,  1995                                         CAPPIELLO-RUSHMORE TRUST
-------------------------------------------------------------------------------

  STATEMENTS OF NET ASSETS (CONTINUED)

  GOLD FUND

  ---------------------------------------------------------------------------
                                                                 Market Value
   Shares                                                            (Note 1)
  ---------------------------------------------------------------------------
  COMMON STOCKS
   METALS AND MINING -- 92.84%
    26,300 Agnico Eagle Mines, LTD.                              $   348,475
    55,000 Amax Gold, Inc.*                                          302,500
     7,000 ASA, LTD.                                                 301,000
    15,000 Barrick Gold Corp.                                        378,750
    33,000 Battle Mountain Gold Co.                                  317,625
    26,000 Cambior, Inc.                                             318,500
    29,850 Echo Bay Mines, LTD.                                      268,650
    26,900 Hecla Mining Co.*                                         279,088
    40,000 Hemlo Gold Mines, Inc.                                    425,000
    15,000 Homestake Mining Co.                                      247,500
    80,000 Miramar Mining Corp.*                                     430,000
     8,000 Newmont Gold Co.                                          322,000
     7,504 Newmont Mining Corp.                                      314,230
    17,500 Placer Dome, Inc.                                         457,188
    90,000 Royal Oak Mines, Inc.*                                    281,250
    23,000 Santa Fe Pacific Gold Corp.                               278,875
    23,000 Stillwater Mining Co.*                                    639,687
    55,000 TVX Gold, Inc.*                                           398,750
                                                                 -----------
   TOTAL COMMON STOCKS -- 92.84% (COST $5,770,042)                 6,309,068
                                                                 -----------






  MUTUAL FUNDS -- 9.86%
   670,259 Fund for Government Investors, Inc. (Cost $670,259)       670,259
                                                                 -----------
   TOTAL INVESTMENTS -- 102.70% (COST $6,440,301)                  6,979,327
   OTHER LIABILITIES LESS ASSETS -- (2.70%)                         (183,472)
                                                                 -----------
   NET ASSETS (NOTE 6) -- 100.00%                                $ 6,795,855
                                                                 ===========
   Net Asset Value Per Share (Based on 687,214 Shares
    Outstanding)                                                       $9.89
                                                                 ===========


  *Non-income producing.
  See Notes to Financial Statements.

  For the Year Ended  June 30, 1995                   CAPPIELLO-RUSHMORE TRUST
 ----------------------------------------------------------------------------
  -
  STATEMENTS OF OPERATIONS

                                     UTILITY                 EMERGING
                                   INCOME  FUND   GROWTH FUND  GROWTH  FUND   GOLD
  FUND

    INVESTMENT INCOME
    Interest.....................   $      60,866   $    49,088   $   137,934    $
  29,673
    Dividends....................      1,093,908       167,390        86,730
  45,886
                                   -----------      ----------      ----------
  ---------
    Total Investment Income......      1,154,774       216,478       224,664
  75,559
                                   -----------      ----------      ----------
  ---------
    EXPENSES
    Investment Advisory Fee (Note
     2)..........................          55,310        67,000       126,202
  44,448
    Administrative  Fee (Note 2)..        110,619       134,001       252,403
  63,496
                                   -----------      ----------      ----------
  ---------






    Total Expenses...............         165,929       201,001       378,605
  107,944
                                   -----------      ----------      ----------
  ---------
    NET  INVESTMENT INCOME  (LOSS).        988,845         15,477      (153,941)
  (32,385)
                                   -----------      ----------      ----------
  ---------
    Net Realized Gain (Loss) on
     Investments.................     (1,427,789)       842,836        396,260
  (265,143)
    Net Change in Unrealized
     Appreciation  of  Investments.      2,715,291     3,175,447    9,024,889
  680,092
                                   -----------      ----------      ----------
  ---------
    NET  GAIN ON  INVESTMENTS......      1,287,502     4,018,283     9,421,149
  414,949
                                   -----------      ----------      ----------
  ---------
    NET INCREASE IN NET ASSETS
     RESULTING  FROM OPERATIONS...    $  2,276,347   $4,033,760   $9,267,208     $
  382,564
                                   ===========      ==========      ==========
  =========

   See Notes to Financial Statements.

                                                          CAPPIELLO-RUSHMORE
  TRUST
  ---------------------------------------------------------------------------
  -
  STATEMENTS OF CHANGES IN NET ASSETS

                                        UTILITY
                                      INCOME FUND                 GROWTH FUND

                               FOR THE       FOR THE       FOR THE       FOR THE
                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                            JUNE  30, 1995  JUNE 30, 1994  JUNE 30,  1995 JUNE 30,
  1994
                            -------------       -------------        -------------
  -------------
  FROM INVESTMENT ACTIVI-
   TIES
  Net Investment Income






   (Loss).................    $    988,845     $    536,068    $      15,477     $
  (11,780)
  Net Realized Gains
   (Losses) on Investment
  Transactions...........    (1,427,789)     (248,705)      842,836     (378,413)
  Net Change in Unrealized
   Appreciation
   (Depreciation) of
   Investments............     2,715,291    (2,380,542)    3,175,447       26,592
                               -----------        -----------       -----------
  ----------
  Net Increase (Decrease)
   in Net Assets Resulting
   from  Operations........        2,276,347       (2,093,179)      4,033,760
  (363,601)
  DISTRIBUTIONS TO SHARE-
   HOLDERS
  From Net Investment
   Income.................         (981,811)       (533,984)         (18,530)
  (1,676)
  From Realized Gain on
   Investments............             0       (11,492)            0            0
  FROM SHARE TRANSACTIONS
   (Note 4)...............     6,739,356     3,340,541     5,328,793    7,192,767
                             -----------   -----------   -----------   ----------
  Net Increase in Net
   Assets.................     8,033,892       701,886     9,344,023    6,827,490
  NET ASSETS -- Beginning
   of Year................     9,116,957     8,415,071     9,992,632    3,165,142
                             -----------   -----------   -----------   ----------
  NET ASSETS -- End of
   Year...................   $17,150,849   $ 9,116,957   $19,336,655   $9,992,632
                               ===========        ===========        ===========
  ==========

   See Notes to Financial Statements.

                                                          CAPPIELLO-RUSHMORE
  TRUST
  ----------------------------------------------------------------------------
  -
  STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       EMERGING
                                      GROWTH FUND                  GOLD FUND

                             FOR THE       FOR THE       FOR THE       FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED






                          JUNE  30, 1995  JUNE  30, 1994  JUNE  30, 1995  JUNE 30,
  1994*
                          -------------        -------------         -------------
  --------------
  FROM INVESTMENT ACTIVI-
   TIES
  Net Investment Loss.....    $   (153,941)   $   (115,470)   $  (32,385)      $
  (4,865)
  Net Realized Gains
   (Losses) on Investment
   Transactions...........         396,260          (37,246)     (265,143)
  81,679
  Net Change in Unrealized
   Appreciation
   (Depreciation) of
   Investments............       9,024,889      (2,526,472)        680,092
  (141,066)
                             -----------      -----------        ----------
  ----------
  Net Increase (Decrease)
   in Net Assets Resulting
   from  Operations........       9,267,208      (2,679,188)       382,564
  (64,252)
  DISTRIBUTIONS TO SHARE-
   HOLDERS
  From Net Investment
   Income.................             0              0             0
  0
  From Realized Gain on
   Investments............              0      (133,442)            0
  0
  FROM SHARE TRANSACTIONS
   (Note  4)...............       9,205,658      16,195,313           18,028
  6,459,515
                             -----------       -----------       ----------
  ----------
  Net Increase in Net
   Assets.................      18,472,866       13,382,683          400,592
  6,395,263
  NET ASSETS -- Beginning
   of Year................    18,132,910      4,750,227    6,395,263
  0
                             -----------       -----------       ----------
  ----------
  NET ASSETS -- End of
   Year...................      $36,605,776      $18,132,910      $6,795,855
  $6,395,263
                             ===========        ===========       ==========
  ==========

   *From Commencement of Operations March 7, 1994.
   See Notes to Financial Statements.

                                                          CAPPIELLO-RUSHMORE
  TRUST
  -----------------------------------------------------------------------------
  -
  FINANCIAL HIGHLIGHTS




                                           UTILITY
                                        INCOME FUND


                            FOR THE         FOR THE         FOR THE
                            YEAR ENDED      YEAR ENDED      YEAR ENDED
                            JUNE 30, 1995   JUNE 30, 1994   JUNE 30, 1993*
                           -------------    -------------   --------------


  Per Share Operating
   Performance:
     Net Asset Value --
       Beginning of Year....     $ 8.39        $10.82        $10.00
                                -------       -------       -------
   Net Investment Income
    (Loss)................       0.555         0.527         0.255
   Net Realized and
    Unrealized Gains
    (Losses) on
    Securities............       0.846        (2.421)        0.820
                                 -------       -------       ------
   Net Increase (Decrease)
    in Net Asset Value
    Resulting from
    Operations............       1.401        (1.894)        1.075
   Dividends to
    Shareholders..........      (0.551)       (0.525)       (0.255)
   Distributions to
    Shareholders from Net
    Realized Capital
    Gains.................       0.000        (0.011)        0.000
                                 -------       -------       -------
   Net Increase (Decrease)
    in Net Asset Value....       0.85         (2.43)          0.82
                                 -------       -------       -------
   Net Asset Value -- End
    of Year...............     $ 9.24        $ 8.39         $10.82






                                =======       =======       =======
  Total Investment Return.      16.62%       (18.18)%         9.98%
  Ratios to Average Net
   Assets:
   Expenses...............       1.05%          1.05%         1.05%
   Net Investment Income
    (Loss)................       6.26%          5.21%         3.31%
  Supplementary Data:
   Portfolio Turnover
    Rate..................     147.04%         26.13%        15.93%
   Number of Shares
    Outstanding at End of
    Year (000's omitted)..       1,855         1,086           778

  *From Commencement of Operations October 6, 1992.

  See Notes to Financial Statements.

                                                 GROWTH FUND

                      FOR THE           FOR THE         FOR THE
                      YEAR ENDED       YEAR ENDED       YEAR ENDED
                      JUNE 30, 1995    JUNE 30, 1994    JUNE 30, 1993*
                      -------------    -------------    --------------
    Per Share Operating
     Performance:
     Net Asset Value --
       Beginning of Year     $11.05        $10.63        $10.00
                             -------       -------       -------
     Net Investment Income
      (Loss)............      0.014        (0.021)        0.012
     Net Realized and
      Unrealized Gains
      (Losses) on
      Securities...           3.593         0.444         0.620
                            -------       -------       -------
     Net Increase (Decrease)
      in Net Asset Value
      Resulting from
      Operations........      3.607         0.423         0.632
     Dividends to
      Shareholders.......    (0.017)       (0.003)       (0.002)
     Distributions to
      Shareholders from Net






      Realized Capital
      Gains..............     0.000         0.000         0.000
                             -------       -------       -------
     Net Increase (Decrease)
      in Net Asset Value...    3.59          0.42          0.63
                              -------       -------       -------

     Net Asset Value -- End
      of Year............... $14.64        $11.05        $10.63
                             =======       =======       =======
    Total Investment Return.  32.65%         3.99 %        6.34 %
    Ratios to Average Net
     Assets:
     Expenses...............   1.50%         1.50 %        1.50%
     Net Investment Income
      (Loss)................   0.12%        (0.18)%        0.17%
    Supplementary Data:
     Portfolio Turnover
      Rate..................  70.89%       119.03 %       21.13%
     Number of Shares
      Outstanding at End of
      Year (000's omitted)..  1,321           904           298

  *From Commencement of Operations October 6, 1992.

  See Notes to Financial Statements.

                                                      CAPPIELLO-RUSHMORE TRUST
 ---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                               EMERGING
                                             GROWTH FUND

                           FOR THE         FOR THE        FOR THE
                           YEAR ENDED     YEAR ENDED      PERIOD ENDED
                          JUNE 30, 1995   JUNE 30, 1994   JUNE 30, 1993*
                        -------------     -------------   --------------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Year....     $10.41        $11.32        $10.00
                              -------       -------       -------
   Net Investment Loss....    (0.075)       (0.104)       (0.050)
   Net Realized and
    Unrealized Gains
    (Losses) on
    Securities............     4.625        (0.686)        1.377
                             -------       -------       -------
   Net Increase (Decrease)
    in Net Asset Value
    Resulting from
    Operations............     4.550        (0.790)        1.327
   Dividends to Sharehold-
    ers...................     0.000         0.000         0.000
   Distributions to
    Shareholders from Net
    Realized Capital
    Gains.................     0.000        (0.120)       (0.007)
                             -------       -------       -------
   Net Increase (Decrease)
    in Net Asset Value....      4.55         (0.91)         1.32
                             -------       -------       -------
   Net Asset Value -- End
    of Year..............     $14.96        $10.41        $11.32
                             =======       =======       =======
  Total Investment Return.    43.71 %       (7.31)%       13.35 %
  Ratios to Average Net
   Assets:
   Expenses...............     1.50 %        1.50 %        1.50 %
   Net Investment Income
    (Loss)...............     (0.61)%       (0.85)%       (0.63)%
  Supplementary Data:
   Portfolio Turnover
    Rate..................    96.11 %      128.13 %       67.90 %
   Number of Shares
    Outstanding at End of
    Year (000's omitted)..     2,447         1,742           420

   *From Commencement of Operations October 6, 1992.
  **From Commencement of Operations March 7, 1994.
  See Notes to Financial Statements.

                                                   CAPPIELLO-RUSHMORE TRUST
-----------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)


                                             GOLD FUND

                                     FOR THE         FOR THE
                                     YEAR ENDED      PERIOD ENDED
                                     JUNE 30, 1995   JUNE 30, 1994**
                                     -------------   ---------------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Year....               $9.52           $10.00
                                         ------         -------
   Net Investment Loss....              (0.047)          (0.008)
   Net Realized and
    Unrealized Gains
    (Losses) on
    Securities.........                  0.417           (0.472)
                                        ------           -------
   Net Increase (Decrease)
    in Net Asset Value
    Resulting from
    Operations............               0.370           (0.480)
   Dividends to Sharehold-
    ers...................               0.000            0.000
   Distributions to
    Shareholders from Net
    Realized Capital
    Gains.................               0.000            0.000
                                         ------         -------
   Net Increase (Decrease)
    in Net Asset Value....                0.37            (0.48)
                                         ------         -------
   Net Asset Value -- End
    of Year...............               $9.89          $ 9.52
                                        ======         =======
  Total Investment Return.              3.89 %         (4.80)%
  Ratios to Average Net
   Assets:
   Expenses...............              1.70 %          1.68 %
   Net Investment Income
    (Loss)................             (0.51)%         (0.25)%
  Supplementary Data:
   Portfolio Turnover
    Rate..................             51.23 %         22.85 %
   Number of Shares
    Outstanding at End of






    Year (000's omitted)..               687             672

   *From Commencement of Operations October 6, 1992.
  **From Commencement of Operations March 7, 1994.
  See Notes to Financial Statements.

June 30, 1995                                          CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS

  1. Significant Accounting Policies

    Cappiello-Rushmore Trust ("Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company, and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios ("Funds"), each with a different investment objective. The following is a summary of significant accounting policies which the Funds follow:

     (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

     (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

     (c) Dividends from net investment income are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

     (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income and realized capital gains to their shareholders. If for some reason one or more Funds fails to qualify as a regulated investment company, and therefore become subject to Federal and State income taxes, the Investment Adviser and Administrator have agreed to indemnify the Fund for such taxes. Therefore, no Federal income tax provision is required.

  2. Investment Advisory and Administrative Services

    Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., ("Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Trustees of the Trust are also officers and Directors of the Adviser.

    The Trust has contracted with Money Management Associates ("Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and .70% of the daily net assets of the Utility Income Fund. Certain officers and Trustees of the Trust are also officers and Directors of the Administrator.

    Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a wholly owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets.

  3. Securities Transactions

  For the year ended June 30, 1995, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                    UTILITY                EMERGING
                                  INCOME FUND GROWTH FUND GROWTH FUND GOLD FUND
                                  ----------- ----------- ----------- ----------
Purchases...................... $27,387,174 $13,327,705 $31,140,138 $3,877,663
                               ----------- -----------  ----------- ----------
Sales.......................... $20,817,372 $ 8,916,432 $22,417,871 $2,914,407
                                ----------- ----------- ----------  ----------

June 30,  1995                                        CAPPIELLO-RUSHMORE TRUST

---------------------------------------------------------------------------
  4. Share Transactions

  Transactions in shares and dollars of the Trust for the year ended June 30, 1995 were as follows:

                              UTILITY                     EMERGING
                            INCOME FUND   GROWTH FUND   GROWTH FUND    GOLD FUND
                            ------------  ------------  ------------   ---------
  In Shares
Shares  Sold...........    4,159,987      1,788,616     4,797,089    2,371,129
   Shares Issued in
    Reinvestment of
    Dividends.............     90,906           966            0           0
                      ------------    ------------  ------------ ------------
                         4,250,893       1,789,582     4,797,089    2,371,129
   Shares  Redeemed...  (3,481,616)      (1,372,991)  (4,092,329)  (2,355,424)
                       ------------     ------------ -----------   ----------
   Net Increase in
       Shares.             769,277         416,591       704,760      15,705
                         ============  ============  ============  ============
  In Dollars
   Shares Sold..     $  37,117,411   $  22,155,069 $  61,618,131   $21,826,166
   Shares Issued in
    Reinvestment of
    Dividends.... .        803,619          11,598             0            0
                      ------------    ------------  ------------ ------------
                        37,921,030      22,166,667    61,618,131   21,826,166
   Shares Redeemed     (31,181,674)   (16,837,874)   (52,412,473) (21,808,138)
                      ------------   ------------   ------------ ------------
   Net Increase in Dol-
    lars .........   $   6,739,356   $  5,328,793   $  9,205,658    $  18,028
                      ============   ============   ============ ============

  5. Net Unrealized Appreciation/Depreciation of Investments

  Unrealized appreciation (depreciation) as of June 30, 1995, based on the cost for Federal income tax purposes is as follows:

                                UTILITY                  EMERGING
                              INCOME FUND  GROWTH FUND  GROWTH FUND  GOLD FUND
                              -----------  -----------  -----------  ----------
  Gross Unrealized Apprecia-
   tion.....................  $   743,931  $ 3,770,866  $ 8,200,434  $  622,011
  Gross Unrealized Deprecia-
   tion.....................     (121,445)    (397,693)  (1,664,548)   (350,010)
                              -----------  -----------  -----------  ----------
  Net Unrealized
   Appreciation.............  $   622,486  $ 3,373,173  $ 6,535,886  $  272,001
                              ===========  ===========  ===========  ==========
  Cost of Investments for






   Federal Income Tax Pur-
   poses....................  $15,803,878  $15,769,502  $30,126,214  $6,707,326
                              ===========  ===========  ===========  ==========

  June 30, 1995                                        CAPPIELLO-RUSHMORE TRUST
  ---------------------------------------------------------------------------
  -
  6. Net Assets

  At June 30, 1995, net assets consisted of the following:

                                  UTILITY                 EMERGING
                                INCOME FUND  GROWTH FUND GROWTH FUND GOLD FUND
                                -----------  ----------- ----------- ----------
  Paid-in Capital.............  $18,189,501  $15,529,919 $29,557,065 $6,440,293
  Undistributed Net Investment
   Income.....................        9,089            0           0          0
  Accumulated Net Realized
   Gain (Loss) on Investments.   (1,676,482)     422,439     359,075   (183,464)
  Net Unrealized Appreciation
   on Investments.............      628,741    3,384,297   6,689,636    539,026
                                -----------  ----------- ----------- ----------
  Net Assets..................  $17,150,849  $19,336,655 $36,605,776 $6,795,855
                                ===========  =========== =========== ==========

  7. Federal Income Tax

   Each Fund of the Trust has adopted Statement of Position 93-2; Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Adoption of this standard results in the reclassification to paid-in capital of permanent differences between tax and financial reporting of net investment income and realized gains/(losses). As of June 30, 1995, the effect of permanent differences between tax and financial reporting of net investment losses as shown below resulted in a reclassification of such losses to paid-in capital:

                                    UTILITY                EMERGING
                                  INCOME FUND GROWTH FUND GROWTH FUND GOLD FUND
                                  ----------- ----------- ----------- ---------
  Reduction of paid-in capital...     $ 0       $11,780    $279,593    $37,250

    At June 30, 1995, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                    UTILITY                EMERGING
  EXPIRES JUNE 30,                INCOME FUND GROWTH FUND GROWTH FUND GOLD FUND
  ----------------                ----------- ----------- ----------- ----------
  1996........................... $      --   $1,962,613  $      --   $      --
  1997...........................        --          --          --          --
  1998...........................        --          --          --          --
  1999...........................        --          --          --    1,289,399
  2000...........................        --          --      795,779         --
  2001...........................        --          --          --          --
  2002...........................    248,705     821,534     593,120     281,566
  2003...........................  1,421,534         --          --      434,866
                                  ----------  ----------  ----------  ----------
    Total........................ $1,670,239  $2,784,147  $1,388,899  $2,005,831
                                  ==========  ==========  ==========  ==========

                            INDEPENDENT AUDITORS' REPORT

  The Shareholders and Board of Trustees
  of Cappiello-Rushmore Trust:

    We have audited the statements of net assets of the Utility Income, Growth, Emerging Growth and Gold Funds of Cappiello-Rushmore Trust as of June 30, 1995, the related statements of operations, changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Utility Income, Growth, Emerging Growth and Gold Funds of Cappiello-Rushmore Trust as of June 30,1995, the results of their operations, the changes in their net assets and financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

  Deloitte & Touche LLP
  Washington, DC
  August 4, 1995

                                                                    CAPPIELLO-
                                                                      RUSHMORE
                                                                         TRUST
                                                           UTILITY INCOME FUND
                                                                   GROWTH FUND
                                                          EMERGING GROWTH FUND
                                                                     GOLD FUND
  ----------------------------------------------------------------------------
                                                                 ANNUAL REPORT
                                                                 JUNE 30, 1995



  [RECYCLING LOGO APPEARS HERE] Printed on Recycled Paper
                                                                        (ART)
  [INK LOGO APPEARS HERE] PRINTED WITH SOY INK(TM)

  <REDLINE>

                                       PART C

  <\REDLINE>

                                       PART C

                                  OTHER INFORMATION
                              Cappiello-Rushmore Trust

  ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
  <REDLINE>
       a. Financial  statements:     The  following  financial  statements   are
          incorporated by reference in Part B of this registration statement amendment.

            Statement of Net Assets as of June 30, 1995
            Statement of Operations for the year ended
              June 30, 1995
            Statements of Changes in Net Assets for the years
              ended June 30, 1995 and June 30, 1994
            Financial Highlights for the years ended June 30,
              1995, 1994 and 1993


          No Statement of Sources of Net Assets will be included because the full amount of net assets on June 30, 1995 represents cash received from issuance of shares (less cost of shares redeemed). See Statements of Changes in Net Assets.

         b. Exhibits:

         11 Consent of Deloitte & Touche LLP independent auditors for Registrant
  <\REDLINE>

         16 Calculation of Total Return

  ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

  ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
  <REDLINE>
                                     Approximate Number of
                                     Shareholders of Record
         Title of Class              at October 9, 1995

         Common Stock, $.001 par value

            Utility Income Fund             937
            Growth Fund                   1,299
            Emerging Growth               1,993
            Gold Fund                       445

  <\REDLINE>
  ITEM 27.  INDEMNIFICATION

 Pursuant to Delaware Code Ann. title 12 Section 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and  against any and all claims  and
 demands whatsoever.   Article X, Section  10.02 of  the Declaration of
 Trust states  that the  Trust shall  indemnify any  present or  former trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or  her service as a trustee, officer or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body either to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of
 the Trust.   In the event of  a settlement, no indemnification may  be
 provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  <REDLINE>

  ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            Not Applicable.

  <\REDLINE>

  ITEM 29.  PRINCIPAL UNDERWRITER

            Not Applicable

  ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The physical location of all accounts, books and records required to be maintained and preserved pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31-a-1 and 31-a-2 thereunder, is 4922 Fairmont Avenue, Bethesda, Maryland 20814.

  ITEM 31.  MANAGEMENT SERVICES

            Not Applicable

  ITEM 32.  UNDERTAKINGS

            None

                                     SIGNATURES
  <REDLINE>
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Bethesda in the State of Maryland on the 25th day of October, 1995.

                                Cappiello-Rushmore Trust

                                By:


                              /s/ Frank A. Cappiello
                              Frank A. Cappiello, Chairman of
                                the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Name                 Title               Date


   /s/ Frank A. Cappiello    Chairman of       October 25, 1995
   Frank A. Cappiello        the Board,
                             Trustee


   /s/ Daniel L. O'Connor    President,        October 25, 1995
   Daniel L. O'Connor        Treasurer,
                             Trustee


   /s/ Bruce C. Ellis        Trustee           October 25, 1995
   Bruce C. Ellis


   /s/ Peter J. DeAngelis    Trustee           October 25, 1995
   Peter J. DeAngelis


   /s/ Peter B. Petersen     Trustee           October 25, 1995
   Peter B. Petersen


   /s/ Leo Seybold           Trustee           October 25, 1995
   Leo Seybold
   <\REDLINE>